As filed with the Securities and Exchange Commission on July 29, 2022

Securities Act File No. 333-215049

Investment Company Act File No. 811-23220

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 56	[X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 58	[X]

(Check appropriate box or boxes.)

FIERA CAPITAL SERIES TRUST
(Exact Name of Registrant as Specified in Charter)

375 Park Avenue, 8th Floor
New York, NY 10152
(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (212) 300-1600

Stephen A. McShea
Fiera Capital Inc.
375 Park Avenue
8th Floor
New York, New York 10152
(Name and Address of Agent for Service)

Copy to:

George M. Silfen, Esq.
Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, NY 10036

Approximate Date of Proposed Public Offering: As soon as practicable after this amendment becomes effective.

It is proposed that this filing will become effective (check appropriate box)

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

FIERA CAPITAL SMALL/MID-CAP GROWTH FUND

Series of Fiera Capital Series Trust

Prospectus Dated July 29, 2022

Investor Class Shares (APSRX)

Institutional Class Shares (APSGX)

This Prospectus describes Fiera Capital Small/Mid-Cap Growth Fund (the “Fund”), a series of shares offered by Fiera Capital Series Trust.

This Prospectus has information about the Fund that you should know before you invest.  You should read it carefully and keep it with your investment records.  As with all mutual funds, the U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or completeness of this Prospectus.  Any representation to the contrary is a criminal offense.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports are no longer sent by mail, unless you specifically request paper copies of the reports. Instead, the reports are made available on the Fund’s website, https://us.FieraCapital.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as broker-dealer or bank) or, if you are a direct investor, by following the instructions included with the Fund’s paper documents that have been mailed to you.

You may also elect to receive paper copies of all future reports free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary or, if you are a direct investor, by following the instructions included with the Fund’s paper documents that have been mailed to you.

No securities dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus or in approved sales literature in connection with the offer contained herein, and if given or made, such other information or representations must not be relied upon as having been authorized by the Fund.  This Prospectus does not constitute an offer to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction or to any person to whom it is unlawful to make such offer.

SUMMARY OF THE FUND

Investment Objective

The Fund seeks to achieve long-term capital growth.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”).

Shareholder Fees (fees paid directly from your investment)	Investor Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None
Maximum Deferred Sales Charge (Load)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.90%	0.90%
Distribution (12b-1) Fees	0.25%	None
Other Expenses[1]	0.25%	0.25%
Total Annual Fund Operating Expenses	1.40%	1.15%
Less Fee Waiver/Expense Reimbursement[2]	(0.10) %	(0.10) %
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	1.30%	1.05%

[1]	“Other Expenses” are based on actual Other Expenses incurred by the Fund for its fiscal year ended March 31, 2022.

[2]	Fiera Capital Inc. (the “Adviser”) has contractually agreed in an Expense Limitation Agreement (the “ELA”) until October 31, 2023, to reduce the Management Fee and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, Acquired Fund Fees and Expenses, extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 1.30% and 1.05% of the average daily net assets for the Investor Class and Institutional Class shares of the Fund, respectively. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred (the “Three Year Period”), provided that the repayments do not cause Total Annual Fund Operating Expenses to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be paid were incurred (together, the “Recoupment Conditions”). In addition, under the ELA, FCI may recoup from the Fund any fee reductions or expense reimbursements made by FCI under the expense limitation agreement with the Predecessor Fund (which has the same terms and conditions as the ELA), subject to the Three Year Period not being surpassed from the date of the reduction/reimbursement and subject to the Recoupment Conditions being met. Prior to October 31, 2023, the ELA may not be modified or terminated without the approval of the Fund’s Board of Trustees (the “Board”). The ELA will terminate automatically if the Fund’s investment advisory agreement with the Adviser is terminated.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Since the waivers and/or reimbursements shown in the “Annual Fund Operating Expenses” table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first two years of the other examples.  Although your actual costs may be higher or lower, based on these assumptions your costs at the end of each period would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$132	$433	$756	$1,671
Institutional Class	$107	$355	$623	$1,389

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account.  These costs, which will not be reflected in annual fund operating expenses or in the example above, will reduce the Fund’s performance. For the fiscal year ended March 31, 2022, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio.

Principal Investment Strategies

Fiera Capital Inc. (the “Adviser”) seeks to achieve the Fund’s investment objective by investing in a diversified portfolio of common stocks of companies believed to be small- and mid-cap growth-oriented companies that are selected for their long-term capital appreciation potential and which the Adviser expects to grow faster than the U.S. economy. The Fund considers an issuer to be a small- or mid-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized issuers included in the Russell 2500™ Growth Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Fund may also invest in exchange-traded funds (“ETFs”).

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks of small- and mid-cap companies. The Fund may invest up to 15% of its assets in common stocks of foreign small- and mid-cap companies through the purchase of American Depository Receipts (“ADRs”) and/or foreign domiciled companies listed on U.S. stock exchanges.

The Fund may from time to time emphasize one or more sectors in selecting its investments, including the information technology/technology-related sectors and the consumer non-cyclical sector.

In selecting investments for the Fund, the Adviser uses an approach that combines “top-down” secular/macro-economic trend analysis with “bottom- up” security selection. The “top-down” approach takes into consideration factors such as interest rates, inflation, fiscal and monetary policy, global demographic trends, the regulatory environment and other attractive global investment opportunities. Through this “top-down” view, the Adviser seeks to provide a framework for “bottom up” research by identifying sectors, industries and companies that may benefit from the sustainability of the observed trends.

The Adviser then looks to fundamental “bottom-up” research for individual companies that it believes are exhibiting earnings growth potential at different stages of a company’s growth cycle and may benefit from the observed secular/macro trends. The core investments of the Fund typically include more established companies that the Adviser recognizes as “stable growth” companies. The Adviser believes that stable growth companies can typically provide more stability and consistency in volatile markets and are identified as exhibiting potential earnings acceleration, consistency of earnings, solid fundamentals (e.g., a strong balance sheet, the ability to generate free cash flow), franchise durability and reasonable valuations in the context of projected growth rates. The Fund may also invest in companies that are in the earlier stages of their growth cycle that the Adviser recognizes as “emerging growth” companies. The Adviser believes that emerging growth companies can typically exhibit more aggressive growth characteristics and may be experiencing a significant positive transformation or a favorable catalyst impacting their long-term earnings potential. Characteristics the Adviser considers in identifying emerging growth companies for the Fund include accelerating revenue growth, strong relative strength, company specific market advantage, or an introduction of a new product line with a large addressable marketplace.

The Fund may sell securities and other investments when the Adviser believes that they have achieved full valuation, the Adviser identifies a more attractive investment, the Fund needs to maintain portfolio diversification, or an individual stock experiences declining fundamentals, negative earnings reports or similar adverse events or other relevant factors. In general, once a common stock reaches $12 billion in market capitalization, the Adviser expects to gradually liquidate the position.

Principal Investment Risks

The Fund’s investments are subject to a variety of risks that may cause the Fund’s net asset value (“NAV”) to fluctuate over time.  Therefore, the value of your investment in the Fund could decline and you could lose money.  Also, there is no assurance that the Adviser will achieve the Fund’s objective. Because of the types of securities in which the Fund invests and the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. The Fund may not be appropriate for use as a complete investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

As an investor in the Fund, your investment is subject to the following risks:

●	Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies.

●	Depositary Receipts Risk. Depositary receipts are issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts (“ADRs”). Depositary receipts involve risks similar to the risks associated with investments in foreign securities, including those associated with investing in the particular country of an issuer, which may be related to the particular political, regulatory, economic, social and other conditions or events occurring in the country and fluctuations in its currency, as well as market risk tied to the underlying foreign company. In addition, ADR holders may have limited voting rights, may not have the same rights afforded typical company stockholders in the event of a corporate action such as an acquisition, merger or rights offering and may experience difficulty in receiving company stockholder communications. There is no guarantee that a financial institution will continue to sponsor a depositary receipt, or that a depositary receipt will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt. Changes in foreign currency exchange rates will affect the value of depositary receipts and, therefore, may affect the value of your investment in the Fund.

●	ETF Risk. Investments in ETFs are subject to the risk that the market price of an ETF’s shares may differ from its net asset value (“NAV”). This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Fund’s NAV is reduced for undervalued ETFs it holds, and that the Fund receives less than NAV when selling an ETF). Investments in ETFs are also subject to the risk that the ETF may not be able to replicate exactly the performance of the indices it tracks because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, an ETF in which the Fund may invest can incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETF may, from time to time, temporarily be unavailable, which may further impede the ETF’s ability to track their applicable indices or match their performance. To the extent that the Fund invests in ETFs, there will be some duplication of expenses because the Fund would bear its pro-rata portion of such ETF’s advisory fees and operational expenses.

●	Foreign Securities Risk. Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer and its places of business operations, including the political, regulatory, economic, social, diplomatic and other conditions or events (including for example, military confrontations and actions, war, other conflicts, terrorism and disease/virus outbreaks and epidemics) occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies, and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. In addition, foreign governments may impose withholding or other taxes on the Fund’s income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund’s return on such securities. The performance of the Fund may also be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar, particularly to the extent the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar. Securities issued by foreign governments or companies in emerging market countries are more likely to have greater exposure to the foregoing risks of investing in foreign securities.

●	Growth Securities Risk. Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may never reach their expected market value and may decline in price. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

●	Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations and actions, war, other conflicts, terrorism, disease/virus outbreaks, epidemics or other events, conditions or factors.

●	Liquidity Risk. Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund’s ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment, which means that when seeking to sell its portfolio investments, the Fund could find that selling is more difficult than anticipated, especially during times of high market volatility. The Fund may have to accept a lower selling price for the holding, sell other, liquid or more liquid, investments that it might otherwise prefer to hold (thereby increasing the proportion of the Fund’s investments in less liquid or illiquid securities), or forego another more appealing investment opportunity. Overall market liquidity and other factors can lead to an increase in Fund redemptions, which may negatively impact Fund performance and NAV, including, for example, if the Fund is forced to sell investments in a down market. Foreign securities can present enhanced liquidity risks, including as a result of less developed custody, settlement or other practices of foreign markets.

●	Market Risk. The market values of securities or other investments that the Fund holds may fall, sometimes rapidly or unpredictably, or fail to rise for various reasons including changes or potential or perceived changes in U.S. or foreign economies, financial markets, interest rates, the liquidity of investments and other factors including terrorism, war, natural disasters and disease/virus epidemics. An investment in the Fund could lose money over short or long periods.

The pandemic caused by coronavirus disease 2019 and variants thereof (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. Issuers in a state, territory, commonwealth or possession in which the Fund invests may experience significant financial difficulties due to COVID-19 and any other disease/virus epidemics. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.

The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.

●	Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector, including the information technology/technology-related sectors and consumer non-cyclical sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.

The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

The Fund may be more susceptible to the particular risks that may affect companies in the consumer non-cyclical sector than if it were invested in a wider variety of companies in unrelated sectors. Investments in the consumer non-cyclical sector involve risks associated with companies that manufacture products and provide discretionary services directly to the consumer. Performance of companies in the consumer non-cyclical sector may be adversely impacted by fluctuations in supply and demand, changes in the global economy, consumer spending, competition, demographics and consumer preferences, and production spending. Companies in the consumer non-cyclical sector are also affected by changes in government regulation, global economic, environmental and political events, and economic conditions.

●	Small- and Mid-Cap Company Securities Risk. Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.

Performance Information: Annual Total Returns

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Institutional Class share performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns (after applicable sales charges shown in the Shareholder Fees table in this Prospectus) for the periods shown with a broad measure of market performance.

The returns presented for the Fund prior to February 12, 2018, reflect the performance of APEXcm Small/Mid-Cap Growth Fund, which was a series of The Ultimus Managers Trust managed by the Adviser prior to the Reorganization (defined below), which is the predecessor fund to this Fund (the “Predecessor Fund”). As the result of a reorganization that was completed on February 12, 2018, in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund, the Fund adopted the performance of the Predecessor Fund (the “Reorganization”). The Predecessor Fund’s investment objectives and strategies were substantially identical to the Fund’s investment objectives and strategies. Returns of the Predecessor Fund have not been adjusted to reflect the expenses applicable to the Fund. The returns prior to February 12, 2018, are based on the previous performance and the actual fees/expenses of the Predecessor Fund’s sole class of shares.

The Fund’s (including the Predecessor Fund’s) past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.

Calendar Year Returns

The Institutional Class year-to-date return through June 30, 2022 is -26.57%.

Best Quarter	Worst Quarter
33.73%	-23.24%
Q2 2020	Q1 2020

Average Annual Total Returns for Periods Ended December 31, 2021
Investor Class	One Year	Five Years	Since Inception (6/29/12)*
Return Before Taxes	16.66%	-	19.16%
Return After Taxes on Distributions	13.40%	-	14.49%
Return After Taxes on Distributions and Sale of Fund Shares	11.63%	-	14.01%
Institutional Class	One Year	Five Years
Return Before Taxes	16.96%	20.47%	16.14%
Return After Taxes on Distributions	13.74%	16.82%	14.22%
Return After Taxes on Distributions and Sale of Fund Shares	11.78%	15.66%	13.10%
Russell 2500™ Growth Index** (reflects no deduction for fees, expenses or taxes)	5.04%	17.65%	15.64%

*	Performance information for the Predecessor Fund’s shares and the index is calculated from June 29, 2012, the inception date of the Predecessor Fund’s sole class of Shares.

**	The Russell 2500™ Growth Index measures the performance of the small to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the period indicated in the table and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

Fund Management

Investment Adviser

Fiera Capital Inc., located at 375 Park Avenue, 8th Floor, New York, New York 10152, manages the investments of the Fund pursuant to an investment advisory agreement.

Portfolio Managers of the Adviser

Portfolio Manager	Role with Fund	Managed Fund Since
Sunil M. Reddy	Lead Portfolio Manager	July 1, 2018
David Cook	Portfolio Manager	July 29, 2022

Purchase and Sale of Fund Shares

The minimum initial investment for Investor Class Shares is $1,000.  Subsequent investments for Investor Class Shares must be made in amounts of $100 or more.  Institutional Class Shares are only offered to certain eligible investors meeting a minimum initial investment of $1,000,000 (with subsequent investments subject to a $100 minimum).  The Fund may also change minimum investment amounts at any time.  The Fund retains the right to refuse to accept an order.

Eligible shareholders may purchase or redeem Fund Shares on any business day by written request via mail (Fiera Capital Small/Mid-Cap Growth Fund, c/o UMB Fund Services, 235 W. Galena Street, Milwaukee, WI 53212), by wire transfer, by telephone at (855) 771-7119, or through a financial intermediary.  Investors who wish to purchase or redeem Fund Shares through a financial intermediary should contact the financial intermediary directly.

Investor Class Shares are offered for investment through authorized securities brokers and other financial intermediaries.

Institutional Class Shares are offered to investors meeting the $1,000,000 minimum initial investment that fall into one or more of the following categories: (1) other mutual funds, endowments, foundations, bank trust departments or trust companies; (2) retirement plans (such as 401(a), 401(k) or 457 plans); (3) registered investment advisers investing on behalf of certain clients in exchange for an advisory, management or consulting fee; (4) certain broker-dealer sponsored fee-based wrap programs or other fee-based advisory accounts; and (5) clients of the Adviser.  Institutional Class Shares may also be offered for investments by personnel of the Adviser and its affiliates, and members of their immediate families, and as may be determined by the Board.

Tax Information

The Fund normally distributes net investment income and net realized capital gains, if any, to shareholders annually.  These distributions are generally taxable to you as ordinary income, qualified dividend income or capital gains, unless you are investing through a tax-deferred account, such as a 401(k) plan or an IRA.  If you are investing through a tax-deferred account, you may be taxed upon withdrawals from that account.

Financial Intermediary Compensation

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies — including Fiera Capital Inc. (the Adviser) or Foreside Fund Services, LLC (the “Distributor”) may pay the intermediary for the sale of Fund Shares and related services.

In addition, the Fund has certain arrangements in place to compensate financial intermediaries, including the Adviser or its affiliates, that hold Fund shares through networked, omnibus and other accounts, for services that they provide to Fund shareholders (Shareholder Services) or for arranging the provision of Shareholder Services.  See “Shareholder Servicing Fees” below.  Shareholder Services and related fees may vary by financial intermediary and according to distribution channel and may include sub-accounting, sub-transfer agency, participant recordkeeping, shareholder or participant reporting, shareholder or participant transaction processing, maintenance of shareholder records, preparation of account statements and provision of customer service/handling of account inquiries, and are not intended to include services that are primarily intended to result in the sale of Fund shares.  Payments for Shareholder Services are not expected to exceed 0.25% of the average aggregate value of each class of the Fund’s shares.  Generally, the Fund or the Adviser or its affiliates pays the intermediary a per account fee or a percentage of the average aggregate value of shares per annum maintained in client accounts.  Fee amounts for Shareholder Services in excess of the amount paid by the Fund are borne by the Adviser and/or its affiliates.

These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment.  Ask your financial advisor or visit your financial intermediary’s website for more information.

MORE INFORMATION ABOUT THE FUND

Investment Objective

The Fund seeks to achieve long-term capital growth.  The Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.  Because any investment involves risk, there is no assurance the Fund’s objective will be achieved.

Principal Investment Strategies

The Adviser seeks to achieve the Fund’s investment objective by investing in a diversified portfolio of common stocks of companies believed to be small- and mid-cap growth-oriented companies that are selected for their long-term capital appreciation potential and which the Adviser expects to grow faster than the U.S. economy. The Fund considers an issuer to be a small- or mid-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized issuers included in the Russell 2500™ Growth Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Fund may also invest in ETFs.

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks of small- and mid-cap companies. This investment policy may be changed by the Trustees without shareholder approval upon at least 60 days’ prior written notice to shareholders. In addition, the Fund may invest up to 15% of its assets in common stocks of foreign small- and mid-companies through the purchase of ADRs and/or foreign domiciled companies listed on U.S. stock exchanges.

The Fund may from time to time emphasize one or more sectors in selecting its investments, including the information technology/technology-related sectors and the consumer non-cyclical sector.

In selecting investments for the Fund, the Adviser uses an approach that combines “top-down” secular/macro-economic trend analysis with “bottom- up” security selection. The “top-down” approach takes into consideration factors such as interest rates, inflation, fiscal & monetary policy, global demographic trends, the regulatory environment and other attractive global investment opportunities. Through this “top-down” view, the Adviser seeks to provide a framework for “bottom up” research by identifying sectors, industries and companies that may benefit from the sustainability of the observed trends.

The Adviser then looks to fundamental “bottom-up” research for individual companies that it believes are exhibiting earnings growth potential at different stages of a company’s growth cycle and may benefit from the observed secular/macro trends. The core investments of the Fund typically include more established companies that the Adviser recognizes as “stable growth” companies. The Adviser believes that stable growth companies can typically provide more stability and consistency in volatile markets and are identified as exhibiting potential earnings acceleration, consistency of earnings, solid fundamentals (e.g., a strong balance sheet, the ability to generate free cash flow), franchise durability and reasonable valuations in the context of projected growth rates. The Fund may also invest in companies that are in the earlier stages of their growth cycle that the Adviser recognizes as “emerging growth” companies. The Adviser believes that emerging growth companies can typically exhibit more aggressive growth characteristics and may be experiencing a significant positive transformation or a favorable catalyst impacting their long-term earnings potential. Characteristics the Adviser considers in identifying emerging growth companies for the Fund include accelerating revenue growth, strong relative strength, company specific market advantage, or an introduction of a new product line with a large addressable marketplace.

The Fund may sell securities and other investments when the Adviser believes that they have achieved full valuation, the Adviser identifies a more attractive investment, the Fund needs to maintain portfolio diversification, or an individual stock experiences declining fundamentals, negative earnings reports or similar adverse events or other relevant factors. In general, once a security reaches $12 billion in market capitalization, the Adviser expects to gradually liquidate the position.

The Fund’s investment policy with respect to 80% of its net assets may be changed by the Fund’s Board of Trustees without shareholder approval as long as shareholders are given 60 days’ advance written notice of the change.

The Fund may from time to time take temporary defensive investment positions that may be inconsistent with the Fund’s principal investment strategies in attempting to respond to what the Adviser believes are adverse market, economic, political, social or other conditions, including, without limitation, (i) investing some or all of its assets in money market instruments or shares of money market funds or (ii) holding some or all of its assets in cash or cash equivalents.  The Fund may not achieve its investment objective while it is investing defensively.  During these times, the Adviser may make frequent portfolio holding changes, which could result in increased trading expenses and taxes, and decreased Fund performance.

Principal Risks

The Fund’s investments are subject to a variety of risks which may cause the Fund’s NAV to fluctuate over time.  Therefore, the value of your investment in the Fund could decline and you could lose money.  The actual risk exposure taken by the Fund in its investment program will vary over time.  There is no assurance that the Adviser will achieve the Fund’s objective. Because of the types of securities in which the Fund invests and the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. The Fund may not be appropriate for use as a complete investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

As an investor in the Fund, your investment is subject to the following risks:

Active Management Risk.  The Fund is actively managed and its performance therefore will reflect, in part, the ability of the portfolio manager to make investment decisions that will achieve the Fund’s investment objective.  Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies.

Depositary Receipts Risk.  Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies.  Some foreign securities are traded in the form of ADRs.  Depositary receipts involve risks similar to the risks associated with investments in foreign securities, including those associated with investing in the particular country of an issuer, which may be related to the particular political, regulatory, economic, social and other conditions or events occurring in the country and fluctuations in its currency, as well as market risk tied to the underlying foreign company.  In addition, ADR holders may have limited voting rights, may not have the same rights afforded typical company stockholders in the event of a corporate action such as an acquisition, merger or rights offering and may experience difficulty in receiving company stockholder communications. There is no guarantee that a financial institution will continue to sponsor a depositary receipt, or that a depositary receipt will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt. Changes in foreign currency exchange rates will affect the value of depositary receipts and, therefore, may affect the value of your investment in the Fund.

ETF Risk.  Investments in ETFs are subject to the risk that the market price of an ETF’s shares may differ from its NAV. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Fund’s NAV is reduced for undervalued ETFs it holds, and that the Fund receives less than NAV when selling an ETF). Investments in ETFs are also subject to the risk that the ETF may not be able to replicate exactly the performance of the indices it tracks because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, an ETF in which the Fund may invest can incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETF may, from time to time, temporarily be unavailable, which may further impede the ETF’s ability to track their applicable indices or match their performance. To the extent that the Fund invests in ETFs, there will be some duplication of expenses because the Fund would bear its pro-rata portion of such ETF’s advisory fees and operational expenses.

Foreign Securities Risk.  Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies.  For example, foreign markets can be extremely volatile.  Foreign securities may also be less liquid than securities of U.S. companies so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices.  Brokerage commissions, custodial costs and other fees are also generally higher for foreign securities.  The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments.  In addition, foreign governments may impose withholding or other taxes on the Fund’s income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund’s return on such securities.  In some cases, such withholding or other taxes could potentially be confiscatory.  Other risks include: possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about foreign companies; the impact of economic, political, social, diplomatic or other conditions or events; possible seizure, expropriation or nationalization of a company or its assets or the assets of a particular investor or category of investors; accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies; the imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country; and the generally less stringent standard of care to which local agents may be held in the local markets.  In addition, it may be difficult to obtain reliable information about the securities and business operations of certain foreign issuers.  Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation.  The less developed a country’s securities market is, the greater the level of risks.  The risks posed by sanctions against a particular foreign country, its nationals or industries or businesses within the country may be heightened to the extent the Fund invests significantly in the affected country or region or in issuers from the affected country that depend on global markets.  The performance of the Fund may also be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar, particularly to the extent the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.  Currency rates in foreign countries may fluctuate significantly over short or long periods of time for a number of reasons, including changes in interest rates, imposition of currency exchange controls and economic or political developments in the U.S. or abroad.  The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars and vice versa. Securities issued by foreign governments or companies in emerging market countries are more likely to have greater exposure to the foregoing risks of investing in foreign securities.

Growth Securities Risk.  Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may never reach their expected market value and may decline in price. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

Issuer Risk.  An issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance.  Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations and actions, war, other conflicts, terrorism, disease/virus outbreaks, epidemics or other events, conditions or factors.

Liquidity Risk.  Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund’s ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price.  Liquidity risk may arise because of, for example, a lack of marketability of the investment, which means that when seeking to sell its portfolio investments, the Fund could find that selling is more difficult than anticipated, especially during times of high market volatility.  Market participants attempting to sell the same or a similar instrument at the same time as the Fund could exacerbate the Fund’s exposure to liquidity risk.  The Fund may have to accept a lower selling price for the holding, sell other, liquid or more liquid, investments that it might otherwise prefer to hold (thereby increasing the proportion of the Fund’s investments in less liquid or illiquid securities), or forego another more appealing investment opportunity.  Certain investments that were liquid when purchased by the Fund may later become illiquid, particularly in times of overall economic distress.  Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity and the price of the Fund’s investments.  Judgment plays a larger role in valuing illiquid or less liquid investments as compared to valuing liquid or more liquid investments.  Price volatility may be higher for illiquid or less liquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid or more liquid investments).  Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund.  Overall market liquidity and other factors can lead to an increase in Fund redemptions, which may negatively impact Fund performance and NAV, including, for example, if the Fund is forced to sell investments in a down market.  Foreign securities can present enhanced liquidity risks, including as a result of less developed custody, settlement or other practices of foreign markets.

Market Risk.  The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.

The pandemic caused by coronavirus disease 2019 and variants thereof (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. Issuers in a state, territory, commonwealth or possession in which the Fund invests may experience significant financial difficulties due to COVID-19 and any other disease/virus epidemics. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.

The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.

Sector Risk.  At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector, including the information technology/technology-related sectors and consumer non-cyclical sector.  Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.  Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.

The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

The Fund may be more susceptible to the particular risks that may affect companies in the consumer non-cyclical sector than if it were invested in a wider variety of companies in unrelated sectors. Investments in the consumer non-cyclical sector involve risks associated with companies that manufacture products and provide discretionary services directly to the consumer. Performance of companies in the consumer non-cyclical sector may be adversely impacted by fluctuations in supply and demand, changes in the global economy, consumer spending, competition, demographics and consumer preferences, and production spending. Companies in the consumer non-cyclical sector are also affected by changes in government regulation, global economic, environmental and political events, and economic conditions.

Small- and Mid-Cap Company Securities Risk.  Securities of small- and mid-capitalization companies (small- and mid-cap companies) can, in certain circumstances, have a higher potential for gains than securities of larger, more established companies (larger companies) but may also have more risk.  For example, small- and mid-cap companies may be more vulnerable to market downturns and adverse business or economic events than larger companies because they may have more limited financial resources and business operations.  Small- and mid-cap companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams.  Securities of small- and mid-cap companies may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies.  If the Fund takes significant positions in small- or mid-cap companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be prolonged and result in losses to the Fund.  In addition, some small- and mid-cap companies may not be widely followed by the investment community, which can lower the demand for their stocks.

Shares of the Fund may fall in value and there is a risk that you could lose money by investing in the Fund.  There is no assurance that the Fund will achieve its objective.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Statement of Additional Information (the “SAI”) contains further details about particular types of investment strategies and hedging techniques that may be utilized by the Adviser, as well as the risks associated with those strategies and techniques.

Additional Risk Factors

Adverse changes in overall market prices and the prices of investments held by the Fund can occur at any time and there is no assurance that the Fund will achieve its investment objective.  When you redeem your Fund Shares, they may be worth more or less than what you paid for them.  The Fund is subject to certain risk factors in addition to the principal risks described earlier, including:

Disaster, Business Continuity and Cyber-Security Risk.  The occurrence of a disaster such as a cyber-attack, a natural catastrophe, an industrial accident, a disease/virus outbreak or epidemic, a terrorist attack or war, events unanticipated in the Fund’s disaster recovery systems, or a support failure from external providers, could have an adverse effect on the Fund’s ability to conduct business and on the Fund’s results of operations and financial condition, particularly if those events affect its computer-based data processing, transmission, storage, and retrieval systems or destroy data.  If a significant number of the Adviser’s employees were unavailable in the event of a disaster, the Fund’s ability to effectively conduct business could be severely compromised.

The Adviser relies upon secure information technology systems for data processing, storage and reporting.  Despite careful security and controls design, implementation and updating, the Adviser’s information technology systems could become subject to cyber-attacks.  Cyber-attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption.  Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of service attacks on websites (i.e., efforts to make network services unavailable to intended users).  Network, system, application and data breaches could result in operational disruptions or information misappropriation, which could have a material adverse effect on the Fund.

Cyber-security failures or breaches by the Adviser and other service providers (including, but not limited to, accountants, custodians, transfer agents and administrators), and the issuers of securities in which the Fund invests, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s net asset value calculations, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.  In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future.  While the Fund has established a business continuity plan in the event of, and risk management systems to prevent, such cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified.  Furthermore, the Fund cannot control the cyber-security plans and systems put in place by its service providers and issuers in which the Fund invests.  The Fund could be negatively impacted as a result.

The Fund is dependent on its and third parties’ communications and information systems.  Any failure or interruption of those systems, including as a result of the termination of an agreement with any third-party service providers, could cause delays or other problems in the Fund’s activities.  The Fund’s financial, accounting, data processing, backup or other operating systems and facilities may fail to operate properly or become disabled or damaged as a result of a number of factors including events that are wholly or partially beyond its control and adversely affect the Fund’s business.

Investment Guidelines

As a general matter, and except as specifically described in the discussion of the Fund’s principal investment strategies in this Prospectus or as otherwise required by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief, whenever an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s investment in the security or asset.

Holding Other Kinds of Investments

The Fund may hold investments that are not part of its principal investment strategies.  These investments and their risks are described below and/or in the SAI.  The Fund may choose not to invest in certain securities described in this Prospectus and in the SAI, although it has the ability to do so.  Information on the Fund’s holdings can be found in the Fund’s shareholder reports or by visiting http://www.fierausa.com/investment-strategies/mutual-funds/.

Investing in Money Market Funds

The Fund may invest cash in, or hold as collateral for certain investments, shares of registered money market funds.  These funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.  The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest.

Understanding Annual Fund Operating Expenses

The Fund’s annual operating expenses, as presented in the Annual Fund Operating Expenses table in the Fees and Expenses of the Fund Summary section of this Prospectus, generally are based on expenses incurred during the Fund’s most recently completed fiscal year, may vary by Share class and are expressed as a percentage (expense ratio) of the Fund’s average net assets during that fiscal year.  The expense ratios reflect the Fund’s fee arrangements as of the date of this Prospectus and, unless indicated otherwise, are based on expenses incurred during the Fund’s most recent fiscal year.  The Fund’s assets will fluctuate, but unless indicated otherwise in the Annual Fund Operating Expenses table, no adjustments have been or will be made to the expense ratios to reflect any differences in the Fund’s average net assets between the most recently completed fiscal year and the date of this prospectus or a later date.  In general, the Fund’s expense ratios will increase as its net assets decrease, such that the Fund’s actual expense ratios may be higher than the expense ratios presented in the Annual Fund Operating Expenses table if assets fall.  Any commitment by the Adviser and/or its affiliates to waive fees and/or cap (reimburse) expenses is expected, in part, to limit the impact of any increase in the Fund’s expense ratios that would otherwise result because of a decrease in the Fund’s assets in the current fiscal year.  The Fund’s annual operating expenses are comprised of (i) investment management fees, (ii) distribution and/or service fees, and (iii) other expenses.  Management fees do not vary by class, but distribution and/or service fees and other expenses may vary by class.

DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI.

PRIMARY SERVICE PROVIDERS

Management

The Fund was established as a series of shares offered by Fiera Capital Series Trust (the “Trust”), which was organized under the laws of the State of Delaware on December 8, 2016.  The Fund is a diversified, open-end management investment company registered under the 1940 Act and is commonly known as a “mutual fund.” The Fund has retained the Adviser to manage all aspects of the investments of the Fund.

Investment Adviser

Fiera Capital Inc., located at 375 Park Avenue, 8th Floor, New York, New York 10152, manages the investments of the Fund pursuant to an investment advisory agreement (the “Advisory Agreement”).  The Adviser, a Delaware corporation, is registered as an investment adviser under the Investment Advisers Act of 1940.

The Adviser was founded in 1972, and is wholly owned by Fiera US Holding Inc., a U.S. holding company which in turn is wholly owned by Fiera Capital Corporation, a publicly traded Canadian investment management firm whose stock is listed on the Toronto Stock Exchange (FSZ: CN).  The Adviser or affiliates of the Adviser may serve as investment advisers, sub-advisers or general partners to other registered and private investment companies.

The Adviser, subject to the general supervision of the Board, manages the Fund in accordance with its investment objective and policies, and maintains related records.

 The Adviser is under common control with Fiera Capital Corporation, which also manages other accounts in accordance with an investment strategy that is substantially similar to that of the Fund.  From time to time the Adviser may engage its investment advisory affiliates around the world, including Fiera Capital Corporation (“Participating Affiliates”) to provide a variety of services such as, investment research, investment monitoring, trading and discretionary investment management (including portfolio management) to certain accounts managed by the Adviser. In fact, the Adviser has engaged Fiera Capital Corporation to provide such services. This Participating Affiliate may provide services to the Adviser pursuant to personnel-sharing or similar inter-company arrangements. This Participating Affiliate is registered with the appropriate respective regulator in its home jurisdiction. Given the foregoing relationship, Fiera Capital Corporation or the Adviser may be referred to herein as “Fiera.”

Pursuant to this arrangement, certain employees of the Participating Affiliate serve as “associated persons” of the Adviser and, in this capacity, subject to the oversight and supervision of the Adviser and consistent with the investment objective, policies and limitations set forth in the Fund’s Prospectus and SAI, may provide such services to the Fund on behalf of the Adviser.

The Fund pays the Adviser a fee for its management services, which include investment advisory services and certain administrative services. For the fiscal year ended March 31, 2022, the advisory fee paid amounted to 0.90% of the Fund’s net assets.

The Adviser has contractually agreed under the ELA, through October 31, 2023, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, Acquired Fund Fees and Expenses, extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 1.30% and 1.05% of the average daily net assets for the Investor Class and Institutional Class shares of the Fund, respectively. Management Fee reductions and expense reimbursements by the Adviser with respect to the Fund, as well as the Predecessor Fund, are subject to repayment by the Fund within the Three Year Period subject to the Recoupment Conditions being met. The ELA will terminate automatically if the Fund’s Investment Advisory Agreement with the Adviser is terminated. The ELA may be terminated by the Adviser and the Board at the end of the current term upon not less than 90 days’ notice to the other party as set forth in the contractual agreement.

A discussion regarding the basis for the Board’s approval of the renewal of the Advisory Agreement is available in the Fund’s annual report to shareholders for the period ended March 31, 2022.

Portfolio Managers

Information about the portfolio managers primarily responsible for overseeing the Fund’s investments is shown below.

Portfolio Manager	Role with Fund	Managed Fund Since
Sunil M. Reddy	Lead Portfolio Manager	July 1, 2018
David Cook	Portfolio Manager	July 29, 2022

Sunil M. Reddy, CFA, is a Senior Vice President at the Adviser with diverse investment management experience accumulating since 1991. Sunil is a member of the investment committee at Fiera Growth strategies in addition to covering Technology, Financial and Consumer Discretionary sectors. His background includes stints in portfolio management, equity analysis and in corporate debt underwriting, trading and syndication roles. Mr. Reddy joined Apex from Fifth Third where he co-managed the Fifth Third Quality Growth Fund and was the sole manager for the Fifth Third Technology fund. In addition, Mr. Reddy was an integral member of the Growth team covering the Technology and Financial sectors. Sunil also has extensive Fixed Income experience having managed a $6 billion fixed income portfolio at Fifth Third. At Keycorp, Mr. Reddy was involved in various funding and interest rate risk management strategies for the Funds Management group. Mr. Reddy is a Chartered Financial Analyst, an M.B.A from Weatherhead School of Management, Case Western Reserve University and an undergraduate degree in Electrical Engineering from The Ohio State University.

David Cook is a Vice-President and Portfolio Manager at the Adviser. He joined in 2018 from Federated Investors in Pittsburgh, PA., where he worked as a mid-cap portfolio manager and as a healthcare analyst for over 17 years. David has covered healthcare stocks extensively throughout his career, including at some of his previous firms (Founders Asset Management and Fifth Third Bank). His buy side experience encompasses both long only funds as well as absolute return funds. David holds the CFA designation, and has an MBA from the Weatherhead School of Management at the Case Western Reserve University and a BA in Economics from Miami (OH) University.

The SAI provides additional information about the Portfolio Manager’s compensation, other accounts managed by the Portfolio Manager (including related conflicts of interest) and the Portfolio Manager’s ownership of Shares.

The Administrator

UMB Fund Services, Inc. (“UMB Fund Services”) serves as the Fund’s administrator and provides various administration, fund accounting, investor accounting and taxation services to the Fund (which are in addition to the services provided by the Adviser, as described above).  (UMB Fund Services also provides transfer agency services to the Fund.)

The principal business address of UMB Fund Services is 235 W. Galena Street, Milwaukee, Wisconsin, 53212.

The Distributor

Shares of the Fund are distributed by Foreside Fund Services, LLC, which is located at Three Canal Plaza, Suite 100, Portland, ME 04101.  The Distributor is a registered broker-dealer.  The Distributor may enter into agreements with banks, broker-dealers, or other financial intermediaries through which investors may purchase or redeem shares.  The Distributor is not affiliated with the Trust, the Adviser or any other service provider for the Funds.

The Transfer Agent

UMB Fund Services (the “Transfer Agent”) is a registered transfer agent for the Fund.  The Transfer Agent is located at 235 W. Galena Street, Milwaukee, Wisconsin, 53212, and its responsibilities include processing purchases, redemptions and exchanges (if and when available for a future series of the Fiera Capital Series Trust) of Fund Shares, calculating and paying distributions, maintaining shareholder records, preparing account statements and providing customer service.

The Custodian

UMB Bank, N.A. (“UMB Bank”) serves as the primary custodian of the Fund’s assets (the “Custodian”), and may maintain custody of the Fund’s assets with domestic and foreign sub-custodians (which may be banks, trust companies, securities depositories and clearing agencies), approved by the Board in accordance with the requirements set forth in Section 17(f) of the 1940 Act and the rules adopted thereunder.  Assets of the Fund are not held by the Adviser or commingled with the assets of other accounts other than to the extent that securities are held in the name of a custodian in a securities depository, clearing agency or omnibus customer account of a custodian.  The principal business address of UMB Bank is 1010 Grand Boulevard, Kansas City, MI, 64106.

Third Party Beneficiaries

The Fund enters into contractual arrangements (“Contracts”) with various parties, including, among others, the Adviser, the Distributor, the Transfer Agent, the administrator and the Custodian.  The Fund’s Contracts are solely among the parties thereto.  Shareholders are not parties to, or intended to be third-party beneficiaries of, any Contracts.  Further, this prospectus, the Statement of Additional Information and any Contracts are not intended to give rise to any agreement, duty, special relationship or other obligation between the Fund and any investor, or give rise to any contractual, tort or other rights in any individual shareholder, group of shareholders or other person, including any right to assert a fiduciary or other duty, enforce the Contracts against the parties or to seek any remedy thereunder, either directly or on behalf of the Fund.  Nothing in the previous sentence should be read to suggest any waiver of any rights under federal or state securities laws.

DISTRIBUTION (12b-1) PLAN

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, a distribution plan which allows the Fund to pay distribution fees for the sale and distribution of Investor Class Shares of the Fund.  Because these fees are paid, on an ongoing basis, out of the Fund’s assets attributable to the Shares, these fees will increase the cost of your investment over time and may cost you more than paying other types of sales charges.  Shareholders holding Investor Class Shares will pay distribution fees at an annual rate not to exceed 0.25% of the average daily net assets of the Fund attributable to Investor Class Shares.  Institutional Class Shares do not pay distribution fees.

The Adviser (or its affiliates), in its discretion and from its own resources, may pay brokers, financial intermediaries or other recipients additional compensation based on the aggregate value of shares of the Fund held by customers of any registered securities dealer or financial institution.  In return for the additional compensation, the Fund may receive certain marketing advantages including access to such securities dealer’s or financial institution’s registered representatives, placement on a list of investment options offered by such registered securities dealer or financial institution, or the ability to assist in training and educating the registered securities dealer’s or financial institution’s representatives.  The additional compensation may differ among registered securities dealers and financial institutions in amount.  The receipt of additional compensation by a registered securities dealer or financial institution may create potential conflicts of interest between an investor and its financial advisor who is recommending the Fund over other potential investments.

SHAREHOLDER SERVICING FEES

The Fund is subject to a shareholder services agreement under which the Fund may pay fees of up to 0.25% of its average net assets for non-distribution services provided to shareholders of each class of the Fund. Because these fees are paid out of the Funds’ assets, over time these fees will increase the cost of your investment.  These fees may be paid to the Adviser or its affiliates who will arrange for, or be responsible for, the provision of shareholder services, or the Fund may contract directly with third party service providers to provide services to shareholders.

SHAREHOLDER INFORMATION

The net asset value (“NAV”) of the Fund’s Shares is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern Time) on each day that the NYSE is open for business (the “Valuation Time”).  To calculate NAV, the Fund’s assets are valued and totaled, liabilities are subtracted, and the balance is divided by the number of Shares outstanding.  To the extent the Fund offers multiple classes of Shares, the NAV of various classes of the Fund may vary because of the different expenses that may be charged against Shares of different classes of the Fund, including transfer agency and 12b-1 fees.

Shares are bought at the public offering price per share next determined after a request has been received in proper form.  The public offering price of the Shares is equal to the NAV plus any applicable sales load.  Shares held by you are sold at the NAV per share next determined after a request has been received in proper form.  A request is in proper form if the Transfer Agent has all of the information and documentation it deems necessary to effect your order.  Any request received in proper form before the Valuation Time will be processed the same business day.  Any request received in proper form after the Valuation Time will be processed the next business day.

The Fund’s securities are valued at current market prices.  Domestic exchange traded equity securities (other than those that trade on NASDAQ) are valued at their last reported composite sale prices as reported on such exchanges or, in the absence of any reported sale on a particular day, at their composite bid prices (for securities held long) or their composite ask prices (for securities held short), as reported by such exchanges.  Securities traded on NASDAQ are valued: (i) at the NASDAQ Official Closing Price (“NOCP”) (which is the last trade price at or before 4:00:02 p.m. (EST) adjusted up to NASDAQ’s best offer price if the last trade is below such bid and down to NASDAQ’s best offer price if the last trade is above such offer price); (ii) if no NOCP is available, at the last sale price on NASDAQ prior to the calculation of the Fund’s net asset value; (iii) if no sale is shown on NASDAQ, at the bid price; or (iv) if no sale is shown and no bid price is available for a period of seven business days, the price will be deemed “stale” and the value will be determined at fair value.  Securities traded on a foreign securities exchange are valued at their last sale prices on the exchange where the securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or ask prices (in the case of securities held short) as reported by that exchange.

Other securities for which market quotations are readily available are valued at their bid prices (or ask prices in the case of securities held short) as obtained from one or more dealers making markets for those securities.  If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by the Adviser, pursuant to policies adopted by the Board and under the supervision of the Board.

Any debt securities (other than convertible securities) are valued in accordance with the procedures described above, which with respect to these securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuations for normal institutional size trading units.  The Adviser monitors the reasonableness of valuations provided by the pricing service.  Such debt securities with remaining maturities of 60 days or less may, absent unusual circumstances, be valued at amortized cost.

If, in the view of the Adviser, the bid price of a debt security (or ask price in the case of any such security held short) does not fairly reflect the market value of the security, the Adviser may value the security at fair value.

All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m.  London time.  Trading in foreign securities generally is completed, and the values of foreign securities are determined prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close.  On occasion, the values of foreign securities and exchange rates may be materially affected by events occurring before the Fund calculates its net asset value but after the close of the primary markets or exchanges on which foreign securities are traded.  These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest-rate change), issuer-specific (e.g., earnings report, merger announcement), or U.S. market-specific (e.g., a significant movement in the U.S. markets that is deemed to affect the value of foreign securities).  When such an event materially affects the values of securities held by the Fund or its liabilities (including foreign securities for which there is a readily available market price), such securities and liabilities may be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

Prospective investors should be aware that situations involving uncertainties as to the valuation of portfolio positions could have an adverse effect on the Fund’s net asset value if the Adviser’s judgments regarding appropriate valuations should prove incorrect.

The fair values of one or more assets may not, in retrospect, be the prices at which those assets could have been sold during the period in which the particular fair values were used.

PURCHASING AND REDEEMING SHARES

Share Class Alternatives

Each share class of the Fund has its own investment eligibility criteria, cost structure and other features.  You may not be eligible for every share class.  Your financial intermediary may not offer or otherwise make available all share classes of the Fund.  Also, each investor’s personal situation is different and you may wish to discuss with your financial intermediary which share classes are available to you and which share class is appropriate for you.

The Fund currently offers Investor Class Shares and Institutional Class Shares.  Each Class of Shares offers a distinct structure of distribution fees, and other features that are designed to address a variety of needs.  Distribution fees compensate financial intermediaries (typically your financial advisor) for selling Shares to you and service fees compensate financial intermediaries for maintaining and servicing the Shares they hold in your account.  Depending on which share class you choose, you may pay these charges at potentially different levels over time in the form of ongoing fees.

Whether the ultimate cost is higher for one class over another depends on the amount you invest and how long you hold your Shares.  The differential between classes also will vary depending on the actual investment return for any given investment period.  You are responsible for choosing the share class most appropriate for you after taking into account your share class eligibility and class-specific features.  Please consult with a financial advisor who can help you with your investment decisions.

Investor Class Shares are offered for investment through authorized securities brokers and other financial intermediaries.  Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf.  The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order.  Customer orders will be priced at the Fund’s NAV next computed after they are received by an authorized broker or the broker’s authorized designee in proper form.

Institutional Class Shares are offered to investors meeting the $1,000,000 minimum initial investment (with subsequent investments subject to a $100 minimum) that fall into one or more of the following categories: (1) other mutual funds, endowments, foundations, bank trust departments or trust companies; (2) retirement plans (such as 401(a), 401(k) or 457 plans); (3) registered investment advisers investing on behalf of certain clients in exchange for an advisory, management or consulting fee; (4) certain broker-dealer sponsored fee-based wrap programs or other fee-based advisory accounts; and (5) clients of the Adviser.  Institutional Class Shares may also be offered for investments by personnel of the Adviser and its affiliates, and members of their immediate families, and as may be determined by the Board.

Investment professionals who offer Shares typically require the payment of fees from their individual clients.  If you invest through a third party, their policies and fees are in addition to those described in this Prospectus.  For example, third parties may charge transaction or asset-based fees, or set different minimum investment amounts.

Certain financial intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Shares.  These requests are at the NAV next determined after the intermediary receives the request in proper form.  These intermediaries are responsible for transmitting requests and delivering funds on a timely basis.  If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses.

If you deal directly with a financial intermediary or an institution, you will have to follow their procedures for transacting with a Fund.  For more information about how to purchase or sell Fund Shares through a financial intermediary or an institution, you should contact them directly.  Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain financial intermediaries and institutions.

The Fund reserves the right to reject any specific purchase order for any reason.  The Fund is not intended for short-term trading by shareholders in response to short-term market fluctuations.

Minimum Investments

The minimum initial investment for Investor Class Shares is $1,000.  Subsequent investments for Investor Class Shares must be made in amounts of $100 or more.  Institutional Class Shares are only offered to certain eligible investors meeting a minimum initial investment of $1,000,000 (with subsequent investments subject to a $100 minimum).  The Fund may accept initial and subsequent investments of smaller amounts in its sole discretion.  Additionally, except for employees or directors of the Adviser and its affiliates, and members of their immediate families, and, in the sole discretion of the Adviser, attorneys or other professional advisers engaged on behalf of the Fund, and members of their immediate families, the minimum required initial investment in the Fund for Institutional Class Shares is $1,000,000 and subsequent investments must be made in amounts of $100 or more.  The Fund may also waive the minimum investment requirement for purchases by other affiliated entities and certain related advisory accounts and retirement accounts.  The subsequent investments minimum amount may be waived in the discretion of the Adviser.  The Board may also change minimum investment amounts and class eligibility criteria at any time.  The Fund retains the right to refuse to accept an order.

Share Transactions

Eligible shareholders may purchase additional Shares or redeem Shares by contacting any broker or investment professional authorized by the Fund to sell Shares, by contacting the Fund at Fiera Capital Small/Mid-Cap Growth Fund C/O UMB Fund Services, 235 W. Galena St., Milwaukee, WI 53212 or by telephoning (855) 771-7119.  Brokers may charge transaction fees for the purchase or sale of the Fund’s Shares, depending on your arrangement with the broker.

Customer Identification Program

To comply with the USA PATRIOT Act of 2001 and the Fund’s Anti-Money Laundering Program, you are required to provide certain information to the Fund when you purchase Shares.  As a result, the Fund’s transfer agent, UMB Fund Services, Inc.  (the “Transfer Agent”), is required to verify certain information on your account application.  As requested on the application, you must supply:

●	Full name;

●	Date of birth (for individuals);

●	Permanent street address (not a post office box, although you may still use a post office box as your mailing address); and

●	Social Security number, taxpayer identification number, or other identifying number.

After an account is opened, the Fund may restrict your ability to purchase additional Shares until your identity is verified.  The Fund also may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time.

If your account is closed for this reason, your Shares will be redeemed at the NAV next calculated after the account is closed.

Purchases by Mail

For initial purchases by eligible investors, the account application, which accompanies this Prospectus, should be completed, signed and mailed, together with your check payable to the Fund, to the Fund at the following address:

By Regular Mail:	By Overnight or Express Mail:
Fiera Capital	Fiera Capital C/O UMB Fund Services
P.O. Box 2175	235 W. Galena St.
Milwaukee, WI 53233	Milwaukee, WI 53212

For subsequent purchases, include with your check the tear-off stub from a prior purchase confirmation, or otherwise identify the name(s) of the registered owner(s), the account number and social security number(s).

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Deposit in the mail or with such services, or receipt at a Transfer Agent post office box, of purchase orders does not constitute receipt by the Transfer Agent of the Fund.

All checks must be in U.S. dollars drawn on a domestic bank.  The Fund will not accept payment in cash or money orders.  To prevent check fraud, the Fund will not accept third-party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of Shares.  The Fund is also unable to accept post dated checks, post dated online bill pay checks, or any conditional order or payment.

NOTE: Transfer Agent will charge your account a $20 fee for any payment returned.  In addition, you will be responsible for any losses suffered by the Fund as a result.

Investing by Wire

If you are making an initial investment in the Fund by wire transfer, please contact the Fund by phone before you wire funds to make arrangements with a telephone service representative to submit your completed application via mail, overnight delivery, or facsimile.  Upon receipt of your application, your account will be established and within 24 hours a service representative will provide you with an account number and wiring instructions.  You may then contact your bank to wire funds according to the instructions you were given.  Your initial purchase will be placed as of the date the funds are received, provided the funds are received before the close of the market.  If the funds are received after the close of the market, your Shares will be purchased using the next business day’s closing NAV.

For subsequent investments by wire, please contact the Transfer Agent at (855) 771-7119 prior to sending your wire.  This will alert the Fund to your intention and will ensure proper credit when your wire is received.  Instruct your bank to wire transfer your investment to:

Bank: UMB Bank, NA ABA # 101000695
Credit: Fiera Capital
Account # 9872191250
Further Credit: Fiera Capital Small/Mid-Cap Growth Fund
(Shareholder Name, Shareholder Account #)

NOTE: Transfer Agent will charge your account a $20 fee for any wire payment.

Investing by Telephone

If you have completed the Telephone Options section of the New Account Application, eligible shareholders may purchase additional Shares of the Fund (in amounts of $100 or more for Investor Class Shares, and in amounts of $100 or more for Institutional Class Shares) by telephoning shareholder services toll free at (855) 771-7119.  This option allows you to move money from your bank account to the Fund account upon request.  Only bank accounts held at U.S. banks that are Automated Clearing House (“ACH”) members may be used for telephone transactions.  Shares will be purchased in your account at the appropriate price determined on the day of your order, as long as your order is received prior to 4:00 p.m.  Eastern Time.  During periods of high market activity, shareholders may encounter higher than usual call waits.  Please allow sufficient time to place your telephone transaction.  If your payment is rejected by your bank, the Transfer Agent will charge your account a $20 fee.

General

The Fund reserves the right in its sole discretion to withdraw all or any part of the offering of any class of Shares when, in the judgment of the Fund’s management, such withdrawal is in the best interest of the Fund.  An order to purchase Shares is not binding on, and may be rejected by, the Fund until it has been confirmed in writing by the Fund and payment has been received.

Redeeming Shares

You may redeem Shares at any time and in any amount by contacting any broker or investment professional authorized by the Fund to sell Shares or by contacting the Fund by mail or telephone.  For your protection, UMB Fund Services, Inc., the Fund’s transfer and dividend disbursing agent, will not redeem your Shares until it has received all information and documents necessary for your request to be considered in “proper form.” The Transfer Agent will promptly notify you if your redemption request is not in proper form.  The Transfer Agent cannot accept redemption requests which specify a particular date for redemption or which specify any special conditions.  The Fund’s procedure is to redeem Shares at the NAV determined after the Transfer Agent receives the redemption request in proper form.  The Fund will typically pay out redemption proceeds on the business day after the redemption order was received in proper form, unless the redemption order was received after market close, in which case the Fund will typically pay out redemption proceeds on the second business day after the redemption order was received in proper form.   Depending on the method of payment (ACH, wire, check) you will generally receive redemption proceeds within seven days after the transfer agent receives your redemption request in proper form.  The Fund may suspend the right to redeem Shares for any period during which the NYSE is closed or the SEC determines that there is an emergency.  In such circumstances you may withdraw your redemption request or permit your request to be held for processing after the suspension is terminated.  In order to meet redemption requests, the Fund may sell portfolio assets, use cash or cash equivalents held by the Fund, access a line of credit or, under certain circumstances described further below, make payment for a redemption with securities (“in kind”).

If you sell Shares through a securities dealer or investment professional, it is such person’s responsibility to transmit the order to the Fund in a timely fashion.  Any loss to you resulting from failure to do so must be settled between you and such person.

Delivery of the proceeds of a redemption of Shares purchased and paid for by check shortly before the receipt of the redemption request may be delayed until the Fund determines that the Transfer Agent has completed collection of the purchase check, which may take up to 15 days.  Also, payment of the proceeds of a redemption request for an account for which purchases were made by wire may be delayed until the Fund receives a completed account application for the account to permit the Fund to verify the identity of the person redeeming Shares and to eliminate the need for backup withholding.

By Mail.  To redeem Shares by mail, send a written request for redemption, signed by the registered owner(s) exactly as the account is registered to the following address:

By Regular Mail:	By Overnight or Express Mail:
Fiera Capital	Fiera Capital C/O UMB Fund Services
P.O. Box 2175	235 W. Galena St.
Milwaukee, WI 53233	Milwaukee, WI 53212

Certain written requests to redeem Shares may require medallion signature guarantees.  For example, medallion signature guarantees may be required if you sell a large number of Shares, if your address of record on the account application has been changed within the last 30 days, or if you ask that the proceeds be sent to a different person or address.  Medallion signature guarantees are used to help protect you and the Fund.  You can obtain a medallion signature guarantee from most banks or securities dealers, but not from a Notary Public.  Please call the Fund at (855) 771-7119 to learn if a medallion signature guarantee is needed or to make sure that it is completed appropriately in order to avoid any processing delays.  There is no charge to shareholders for redemptions by mail.

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Deposit in the mail or with such services, or receipt at a Transfer Agent post office box, of a redemption request does not constitute receipt by the Transfer Agent of the Fund.

By Telephone.  Eligible shareholders may redeem Shares by telephone if they requested this service on the initial account application.  If you request this service at a later date, you must send a written request along with a signature guarantee to the Fund.  Once your telephone authorization is in effect, you may redeem Shares by calling the Fund at (855) 771-7119.  There is no charge for establishing this service.  The Transfer Agent may change the charge for this service at any time without prior notice.  If it should become difficult to reach the Fund by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests, a shareholder may send a redemption request by overnight mail to the Fund at the overnight or express mail address above.

Neither the Fund nor its service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine.  To confirm that all telephone instructions are genuine, the Fund will use reasonable procedures, such as requesting that you correctly state:

●	Your Fund Account number;

●	The name in which your account is registered;

●	The social security or tax identification number under which the account is registered; and

●	The address of the account holder, as stated in the account application.

By Wire.  If you request that your redemption proceeds be wired to you, please call your bank for instructions prior to writing or calling the Fund.  Be sure to include your name, Fund account number, your account number at your bank and wire information from your bank in your request to redeem by wire.

Redemptions In Kind

The Fund reserves the right to make payment for a redemption in securities rather than cash, which is known as a “redemption in kind.” This would be done only under extraordinary circumstances and if the Fund deems it advisable for the benefit of all shareholders, such as a redemption of a significant percentage of the Shares that could adversely impact the Fund’s operations.  A redemption in kind will consist of securities equal in market value to the Shares being redeemed.  When you convert these securities to obtain cash, you will pay brokerage charges and may realize taxable capital gains.

Exchanging Fund Shares

You may not exchange your Shares for shares of another fund managed by the Adviser.

Shareholders may be eligible to exchange Investor Class Shares for Institutional Class Shares if deemed eligible (i.e., the shareholder meets the Institutional Share Class investment eligibility criteria). Shareholders should contact their financial intermediaries to learn more about the details of the share class exchange privilege.

Ordinarily, shareholders will not recognize a gain or loss for U.S. federal income tax purposes upon a share class exchange. You should consult your tax advisor about the tax consequences of a share class exchange in light of your particular circumstances.

ADDITIONAL INFORMATION

Signature Guarantees

To help protect you and the Fund from fraud, medallion signature guarantees are required for: (1) all redemptions ordered by mail if you require that the check be payable to another person or that the check be mailed to an address other than the one indicated on the account registration; (2) all requests to transfer the registration of Shares to another owner; and (3) all authorizations to establish or change telephone redemption service, other than through your initial account application.  Medallion signature guarantees may be required for certain other reasons.  For example, a medallion signature guarantee may be required if you sell a large number of Shares or if your address of record on the account has been changed within the last thirty (30) days.

In the case of redemption by mail, medallion signature guarantees must appear on either: (1) the written request for redemption; or (2) a separate instrument of assignment (usually referred to as a “stock power”) specifying the total number of Shares being redeemed.  The Fund may waive these requirements in certain instances.

An original medallion signature guarantee assures that a signature is genuine so that you are protected from unauthorized account transactions.  Notarization is not an acceptable substitute.  The Transfer Agent has adopted standards and procedures pursuant to which medallion signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Securities Transfer Agents Medallion Program and the Stock Exchanges Medallion Program.

Proper Form

Your order to buy Shares is in proper form when your completed and signed account application and check or wire payment is received.  Your written request to sell Shares is in proper form if the following information is included:

●	The name of the Fund and class of Shares;

●	The dollar amount or number of Shares being redeemed;

●	The account registration number;

●	Instructions on where to send the proceeds; and

●	The signature of all registered shareholders (including when a signature guarantee is necessary).

Small Accounts

Due to the relatively higher cost of maintaining small accounts, upon 60 days’ notice, the Fund may redeem Shares in your account if it has a value of less than the required minimum investment.  The Fund will not close your account if it falls below the required minimum solely because of a market decline.

Frequent Purchases and Sales of Fund Shares

Frequent purchases and redemptions of mutual fund shares may interfere with the efficient management of the Fund’s portfolio by the Adviser, increase portfolio transaction costs, and have a negative effect on the Fund’s long term shareholders.  For example, in order to handle large flows of cash into and out of the Fund, the Adviser may need to allocate more assets to cash or other short-term investments or sell securities, rather than maintaining full investment in securities selected to achieve the Fund’s investment objective.  Frequent trading may cause the Fund to sell securities at less favorable prices.  Transaction costs, such as brokerage commissions and market spreads, can detract from the Fund’s performance.

Funds (such as this Fund) that invest in foreign securities may be at a greater risk for excessive trading.  Investors may attempt to take advantage of anticipated price movements in securities held by the Fund based on events occurring after the close of a foreign market that may not be reflected in the Fund’s NAV (referred to as “price arbitrage”).  In addition, if the Fund invests in certain smaller capitalization companies that are, among other things, thinly traded, traded infrequently, or relatively illiquid, there is the risk that the current market price for the securities may not accurately reflect current market values.  A shareholder may seek to engage in short-term trading to take advantage of these pricing differences.  To the extent that the Fund does not accurately value securities, short-term arbitrage traders may dilute the NAV of the Fund, which negatively impacts long-term shareholders.  Although the Fund has adopted fair valuation policies and procedures intended to reduce the Fund’s exposure to price arbitrage and other potential pricing inefficiencies, there remains potential for short-term arbitrage trades to dilute the value of Fund Shares.

Because of the potential harm to the Fund and its long term shareholders, the Board has approved policies and procedures that are intended to discourage and prevent excessive trading and market timing abuses through the use of various surveillance techniques.  Under these policies and procedures, the Fund may limit additional purchases of Fund Shares by shareholders who are believed by the Fund to be engaged in these abusive trading activities.  The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging or similar activities that may nonetheless result in frequent trading of Fund Shares.  For this reason, the Board has not adopted any specific restrictions on purchases and sales of Fund Shares, but the Fund reserves the right to reject any purchase of Fund Shares with or without prior notice to the account holder.  In cases where surveillance of a particular account establishes what the Fund identifies as market timing, the Fund will seek to block future purchases of Fund Shares by that account.  Where surveillance of a particular account indicates activity that the Fund believes could be either abusive or for legitimate purposes, the Fund may permit the account holder to justify the activity.  The policies and procedures are sought to be applied uniformly to all shareholders and the Fund seeks not to accommodate market timers.

The Fund’s policies provide for ongoing assessment of the effectiveness of current policies and surveillance tools, and the Fund’s Board reserves the right to modify these or adopt additional policies and restrictions in the future.  Shareholders should be aware, however, that any surveillance techniques currently employed by the Fund or other techniques that may be adopted in the future, may not be effective, particularly where the trading takes place through certain types of omnibus accounts.  As noted above, if the Fund is unable to detect and deter trading abuses, the Fund’s performance, and its long term shareholders, may be harmed.  In addition, shareholders may be harmed by the extra costs and portfolio management inefficiencies that result from frequent trading of Fund Shares, even when the trading is not for abusive purposes.

How to Transfer Shares

Transfer of Shares to another owner requires a written request to the Fund.  If you wish to transfer Shares to another owner, please call the Fund at (855) 771-7119 for instructions.

Shareholder Communications

The Fund may eliminate duplicate mailings of portfolio materials to shareholders who reside at the same address, unless instructed to the contrary.  Investors may request that the Fund send these documents to each shareholder individually by calling the Fund at (855) 771-7119.

General

The Fund will not be responsible for any losses from unauthorized transactions (such as purchases or sales) if it follows reasonable security procedures designed to verify the identity of the investor.  You should verify the accuracy of your confirmation statements immediately after you receive them.

Abandoned Property

Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Capital Gain Distributions

Dividends from net investment income, if any, are declared and paid annually.  The Fund intends to distribute annually any net capital gains.  Dividends and distributions will automatically be reinvested in additional Shares, unless you elect to have the dividends or distributions paid to you in cash.  There are no sales charges or transaction fees for reinvested dividends or distributions and all Shares will be purchased at NAV.  Shareholders will be subject to tax on all dividends and distributions to the same extent whether paid to them in cash or reinvested in Shares.

Taxes

The following discussion is a brief summary of certain United States federal income tax considerations affecting the Fund and its shareholders.  The discussion reflects applicable tax laws of the United States as of the date of this Prospectus, which tax laws may be changed or subject to new interpretations by the courts or the Internal Revenue Service (the “IRS”) retroactively or prospectively.  No attempt is made to present a detailed explanation of all United States federal tax concerns affecting the Fund and its shareholders (including shareholders owning large positions in the Fund), and the discussion set forth herein does not constitute tax advice.

The Fund has elected to be treated, and intends to qualify, as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  To qualify as a regulated investment company, the Fund must comply with certain requirements relating to, among other things, the sources of its income and diversification of its assets.  If the Fund so qualifies and distributes each year to its shareholders at least 90% of its investment company taxable income (generally including ordinary income and net short-term capital gain, but not net capital gain, which is the excess of net long-term capital gain over net short-term capital loss) and meets certain other requirements, it will not be required to pay federal income taxes on any income it distributes to shareholders.  The Fund intends to distribute at least the minimum amount necessary to satisfy the 90% distribution requirement.  The Fund will not be subject to United States federal income tax on any net capital gain distributed to shareholders.

Distributions of the Fund’s investment company taxable income are taxable to shareholders as dividends to the extent of the Fund’s earnings and profits.  Distributions made out of qualified dividend income, if any, received by the Fund are taxable to non-corporate shareholders at long-term capital gains rates, provided the shareholder meets certain holding period and other requirements with respect to its Shares.  Distributions of the Fund’s net capital gain as capital gain dividends, if any, are taxable to shareholders as long-term capital gains regardless of the length of time Shares have been held by such shareholders.  Distributions are taxable, as described above, whether received in cash or reinvested in Shares.  The Fund will inform shareholders of the source and tax status of all distributions promptly after the close of each calendar year.

The Fund may be required to withhold United States federal income tax (backup withholding) at the rate of 24% on all taxable distributions payable to non-corporate shareholders.  This tax may be withheld from dividends if (i) the shareholder fails to properly furnish the Fund with its correct taxpayer identification number, (ii) the IRS notifies the Fund that the shareholder has failed to properly report certain interest and dividend income to the IRS and to respond to notices to that effect or (iii) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding.  Gross proceeds from the sale of Shares may be subject to backup withholding under the circumstances described in (i) above.  Backup withholding is not an additional tax.  Any amounts withheld under the backup withholding rules from payments made to a shareholder may be refunded or credited against such shareholder’s U.S. federal income tax liability, if any, provided that the required information is timely furnished to the IRS.

Investors are urged to consult their own tax advisers regarding specific questions about federal (including the application of the alternative minimum tax), state, local or foreign tax consequences to them of investing in the Fund.

For more information regarding the United States federal tax treatment of an investment in the Fund, please refer to the SAI dated July 29, 2022, which is on file with the SEC and is incorporated by reference into this Prospectus.

FINANCIAL HIGHLIGHTS

The financial highlights information presented for the Fund is the financial history of the Fund and the Predecessor Fund. These financial highlights are intended to help you understand the Fund’s and the Predecessor Fund’s financial performance for the 5 most recently completed fiscal periods. Certain information reflects financial results for a single share of the Fund and the Predecessor Fund. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund and the Predecessor Fund (assuming reinvestment of all dividends and distributions). The information for the fiscal periods presented in the report has been audited by Deloitte & Touche LLP, the Fund’s independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Annual Report to shareholders, which is available upon request.

Fiera Capital Small/Mid-Cap Growth Fund

Financial Highlights

For a Share Outstanding Throughout the Period

Period Ended March 31	Net asset value, beginning of period	Net investment income (loss) value	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return[1,2]	Gross Expenses[3]	Net Expenses 3, [4]	Net investment income (loss) percent[3,4]	Net assets, end of period (000 omitted)	Portfolio turnover rate[2]
Investor Class
2022[5]	$20.85	$(0.12)	$0.80	$0.68	$—	$(2.41)	$(2.41)	$19.12	2.64%	1.40%	1.30%	(0.55)%	$108	24%
2021[5]	12.68	(0.15)	12.52	12.37	$—	(4.20)	(4.20)	20.85	99.38	1.41	1.30	(0.78)	70	53
2020[5]	16.71	(0.12)	(2.00)	(2.12)	—	(1.91)	(1.91)	12.68	(15.36)	1.36	1.30	(0.70)	11	38
2019	21.20	(0.11)	(0.38)	(0.49)	—	(4.00)	(4.00)	16.71	2.44	1.36	1.30	(0.73)	11	50
2018[6]	20.39	(0.01)	0.82	0.81	—	—	—	21.20	3.97	1.45	1.30	(0.53)	10	34
Institutional Class
2022[5]	21.13	(0.06)	0.79	0.73	—	(2.41)	(2.41)	19.45	2.85	1.15	1.05	(0.30)	123,419	24
2021[5]	12.78	(0.10)	12.65	12.55	—	(4.20)	(4.20)	21.13	100.06	1.16	1.05	(0.53)	149,608	53
2020[5]	16.79	(0.08)	(2.02)	(2.10)	—	(1.91)	(1.91)	12.78	(15.16)	1.11	1.05	(0.45)	108,356	38
2019	21.21	(0.10)	(0.32)	(0.42)	—	(4.00)	(4.00)	16.79	2.81	1.11	1.05	(0.49)	190,348	50
2018[7]	17.75	(0.10)	3.56	3.46	—	—	—	21.21	19.49	1.20	1.05	(0.49)	276,627	34
2017[8]	15.37	(0.08)	2.50	2.42	—	(0.04)	(0.04)	17.75	15.80	1.19	1.05	(0.48)	292,697	55

1	Based on net asset value as of end of period date.
2	Not annualized for periods less than one year.
3	Annualized, with the exception of non-recurring organizational costs.
4	The contractual and voluntary expense waivers pursuant to Note 2 and Note 4 of the financial statements are reflected in both the net expense and net investment income (loss) ratios.
5	Per share calculations are based on average shares outstanding throughout the period.
6	Reflects operations for the period from February 12, 2018 (inception date) to March 31, 2018.
7	Reflects operations for the period from June 1, 2017 to March 31, 2018. Effective as of the close of business on February 27, 2018 the fiscal year end was from May 31st to March 31st.
8	Reflects operations for the fiscal year from June 1st through May 31st.

See accompanying notes to the Financial Statements

 PRIVACY NOTICE

IMPORTANT NOTICE CONCERNING OUR PRIVACY POLICY

This Privacy Notice describes the policies of the Fund and the Adviser (collectively, “us”, “we”) with respect to nonpublic personal information of investors, prospective investors and former investors.  These policies apply to individuals only and are subject to change.

The Adviser and its affiliates collect and maintain nonpublic personal information about investors as follows:

●	Information we receive in subscription agreements, investor questionnaires and other forms which investors complete and submit to us, such as names, addresses, phone numbers, social security numbers, and, in some cases, employment, asset, income and other household information;

●	Information we receive and maintain relating to an investor’s capital account, such as profit and loss allocations and capital withdrawals and additions;

●	Information about investments in and other transactions with the Fund and its affiliates; and

●	Information we receive about an investor from the investor’s purchaser representative, financial advisor, investment consultant or other financial institution with whom the Adviser or the Fund has a relationship and/or whom the investor may have authorized to provide such information to the Adviser or the Fund.

We do not disclose any nonpublic personal information about investors or former investors to any third parties except as may be required by law.  We may, however, disclose information about an investor or former investor to our affiliates or to a person acting in a fiduciary or representative capacity on behalf of such investor or former investor (such as an IRA custodian or Trustee of a grantor trust), as well as to various third-party agents of the Fund as part of the necessary and routine operations of the Fund, including the Fund’s legal counsel, auditors, administrator and bank.

On all occasions when it is necessary for us to share this information with these third-party agents, we require that such information only be used for the limited purpose for which it is shared and advise these third-party agents not to further share this information with others except to fulfill that limited purpose.

We take the responsibility to protect the privacy and confidentiality of investor information very seriously.  We maintain appropriate physical, electronic and procedural safeguards to guard investors’ nonpublic personal information.  We provide investors with a Privacy Notice as part of their subscription materials and annually after that.  If we change the privacy policies to permit sharing additional information we have about investors or to permit disclosures to additional types of parties, the investors will be notified in advance, and, if required by law, the investors will be given the opportunity to opt out of such additional disclosure and to direct us not to share investor information with such parties.

FOR MORE INFORMATION

In addition to the information contained in the Prospectus, the following documents are available free upon request:

Annual and Semi-Annual Reports

The Fund publishes annual and semi-annual reports to shareholders that contain detailed information on the Fund’s investments.

Statement of Additional Information (“SAI”)

For more information about the Fund, you may wish to refer to the SAI dated July 29, 2022, which is on file with the SEC and is incorporated by reference into this Prospectus.

You can obtain a free copy of the SAI and the annual and semi-annual reports, when available, by writing to the Fund, c/o UMB Fund Services, 235 W.  Galena St., Milwaukee, WI 53212, by calling toll free (855) 771-7119 or by visiting the Fund’s website at http://www.fierausa.com/investment-strategies/mutual-funds/.  General inquiries regarding the Fund may also be directed to the above address or telephone number.

Additional information about the Trustees is available in each Fund’s Statement of Additional Information which is available, without charge, upon request (toll-free) at 1-855-771-7119. The Statement of Additional Information is also available on the website of the Securities and Exchange Commission at https://ww.sec.gov.

Reports and other information regarding the Fund are available on the EDGAR Database on the SEC’s website at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

SEC File Number: 811-23220 (Fiera Capital Series Trust)

FIERA CAPITAL SMALL/MID-CAP GROWTH FUND

Investor Class (APSRX) and Institutional Class (APSGX) Shares

A Series of Fiera Capital Series Trust

375 Park Avenue, 8th Floor

New York, NY 10152

STATEMENT OF ADDITIONAL INFORMATION

July 29, 2022

Fiera Capital Small/Mid-Cap Growth Fund (the “Fund”) is a series of shares offered by Fiera Capital Series Trust (the “Trust”), an open-end management investment company organized on December 8, 2016 as a statutory trust under the laws of the State of Delaware.  The investment objective of the Fund is to achieve long-term capital growth.  The Adviser seeks to achieve the Fund’s investment objective by investing in a diversified portfolio of common stocks of companies believed to be small- and mid-cap growth-oriented companies that are selected for their long-term capital appreciation potential and which the Adviser expects to grow faster than the U.S. economy.

The Fund is the successor to the APEXcm Small/Mid-Cap Growth Fund, a series of The Ultimus Managers Trust (the “Predecessor Fund”), through a reorganization with the Fund that closed on February 12, 2018 (the “Reorganization”).

Fiera Capital Inc. (the “Adviser”) serves as the investment adviser of the Fund.

Information about the Fund is set forth in a separate prospectus for the Fund, dated July 29, 2022 (the “Prospectus”), as amended from time to time, which provides the basic information you should know before investing.  To obtain a copy of the Prospectus, please write to Fiera Capital Series Trust, c/o UMB Fund Services, 235 W. Galena St., Milwaukee, WI 53212, or call (855) 771-7119.  This Statement of Additional Information (“SAI”) is not a prospectus but contains information in addition to and more detailed than that set forth in the Prospectus.  It is incorporated by reference in its entirety into the Prospectus.  This SAI is intended to provide you with additional information regarding the activities and operations of the Fund and the Trust, and it should be read in conjunction with the Prospectus.

THE FUND

Fiera Capital Series Trust (the “Trust”) was organized under the laws of the State of Delaware on December 8, 2016.  The Fund is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) commonly known as a “mutual fund.” This SAI relates to the Trust with respect to Fiera Capital Small/Mid-Cap Growth Fund (the “Fund”).  The Fund is a separate investment portfolio or series of the Trust.

The Predecessor Fund is considered the accounting survivor for purposes of the Reorganization, and accordingly, certain financial history of the Predecessor Fund is included in this SAI.

This SAI relates to Investor Class shares and Institutional Class shares.  Investor Class shares charge distribution (i.e., Rule 12b-1) fees.

FUND OBJECTIVE, INVESTMENTS, STRATEGIES AND RISKS

Investment Objective

The Fund seeks to achieve long-term capital growth.

Additional Information on Portfolio Investments, Strategies and Risks

Information contained in this SAI expands upon information contained in the Fund’s Prospectus.  No investment in shares of the Fund should be made without first reading the Prospectus. All investments entail some market and other risks.  There is no assurance that the Fund will achieve its investment objective.  You should not rely on an investment in the Fund as a complete investment program.

In pursuing the Fund’s objective, Fiera Capital Inc. (the “Adviser”) seeks to achieve the Fund’s investment objective by investing in a diversified portfolio of common stocks of companies believed to be small- and mid-cap growth-oriented companies that are selected for their long-term capital appreciation potential and which the Adviser expects to grow faster than the U.S. economy.   The Fund considers an issuer to be a small- or mid-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized issuers included in the Russell 2500TM Growth Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Fund may also invest in exchange-traded funds (“ETFs”).

Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks of small- and mid-cap companies. The Fund may invest up to 15% of its assets in common stocks of foreign small- and mid-companies through the purchase of American Depository Receipts (“ADRs”) and/or foreign domiciled companies listed on U.S. stock exchanges.

Additional strategies/risks regarding the Fund’s investment program may include:

Preferred Stock.  The Fund may invest in preferred stock. Preferred stock is a type of stock that generally pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets.  Preferred stock does not ordinarily carry voting rights.  The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades.  The most significant risks associated with investments in preferred stock include issuer risk, market risk and interest rate risk (i.e., the risk of losses attributable to changes in interest rates).

Investments in Other Investment Companies.  The Fund may invest in securities of other investment companies (in addition to ETFs). The Fund's investments in securities issued by other open-end investment companies, closed-end funds, Undertakings for Collective Investment in Transferable Securities (“UCITS”) funds and business development companies (“Other Investment Companies”) subject the Fund indirectly to the underlying risks of the Other Investment Companies. Investments in the securities of Other Investment Companies involve duplication of advisory fees and certain other expenses. By investing in Other Investment Companies, the Fund becomes a shareholder of that investment company. As a result, the Fund's shareholders will indirectly bear the Fund's proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund's shareholders directly bear in connection with the Fund's own operations.

Warrants and Rights.  The Fund may invest in warrants and rights and considers such securities to be “equity securities” for purposes of its investment strategies.  Warrants and rights are types of securities that give a holder a right to purchase shares of common stock.  Warrants usually are issued together with a bond or preferred stock and entitle a holder to purchase a specified amount of common stock at a specified price typically for a period of years.  Warrants may be used to enhance the marketability of a bond or preferred stock.  Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer.  Warrants may be considered to have more speculative characteristics than certain other types of investments.  In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date, if any.  Warrants are subject to the risks associated with the security underlying the warrant, including market risk.  Warrants may expire unexercised and subject the Fund to liquidity risk (the risk that it may not be possible for the Fund to liquidate the instrument at an advantageous time or price), which may result in Fund losses.  Rights usually have a specified purchase price that is lower than the current market price and entitle a holder to purchase a specified amount of common stock typically for a period of only weeks.  Rights are valued separately and trade in the secondary market during a subscription (or offering) period.  Holders can exercise the rights and purchase the stock, sell the rights or let them expire.  Their value, and their risk of investment loss, is a function of that of the underlying security.  The potential exercise price of warrants or rights may exceed their market price, such as when there is no movement in the market price or the market price of the common stock declines.

Illiquid Securities.  The Fund may invest in illiquid securities, which can include generally, among other things, (i) private placements and other securities that are subject to legal or contractual restrictions on resale (except for “Rule 144A” securities, which may, under certain circumstances, be treated as liquid) or for which there is no readily available market (e.g., when trading in the security is suspended, or, in the case of unlisted securities, when market makers do not exist or will not entertain bids or offers), (ii) over-the-counter derivatives and assets used to cover over-the-counter derivatives, and (iii) repurchase agreements that mature in more than seven days.  Generally, less public information is available about issuers whose securities are not publicly traded than about issuers whose securities are publicly traded.  The Fund will not purchase illiquid securities if more than 15% of the Fund’s net assets would then be illiquid.  If at any time more than 15% of the Fund’s net assets are illiquid due to market action or Fund sales of liquid securities, the Fund will seek to dispose of illiquid assets in excess of 15% as soon as practicably possible, in the best interest of the Fund.

Bonds and Other Fixed-Income Securities.  The Fund may invest in bonds and other fixed-income securities.

Fixed-income securities include, among other securities: bonds, notes and debentures issued by corporations; debt securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities (“U.S. Government Securities”) or by a foreign government; municipal securities; and mortgage-backed and asset-backed securities.  These securities may pay fixed, variable or floating rates of interest, and may include zero coupon obligations.  Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk).

The Fund may invest in both investment grade and non-investment grade debt securities.  Investment grade debt securities are securities that have received a rating from at least one nationally recognized statistical rating organization (“NRSRO”) in one of the four highest rating categories or, if not rated by any NRSRO, have been determined by the Adviser to be of comparable quality.  Non-investment grade debt securities (typically called “junk bonds”) are securities that have received a rating from an NRSRO of below investment grade or have been given no rating, and are considered by the NRSRO to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.  Non-investment grade debt securities in the lowest rating categories may involve a substantial risk of default or may be in default.  Adverse changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuers of non-investment grade debt securities to make principal and interest payments than is the case for higher grade debt securities.  An economic downturn affecting an issuer of non-investment grade debt securities may result in an increased incidence of default.  In addition, the market for lower grade debt securities may be thinner and less active than for higher grade debt securities.

Options and Futures.  The Fund may utilize options and futures contracts.  They also may use so-called “synthetic” options or other derivative instruments written by broker-dealers or other financial intermediaries.  Options transactions may be effected on securities exchanges or in the over-the-counter market.  When options are purchased over-the-counter, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract.  Such options may also be illiquid and, in such cases, the Fund may have difficulty closing out its position.  Over-the-counter options purchased and sold by the Fund also may include options on baskets of specific securities.

The Fund may purchase call and put options on specific securities, currencies or other instruments and may write and sell covered or uncovered call and put options for hedging purposes and non-hedging purposes to pursue their investment objectives.  A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price at any time prior to the expiration of the option.  Similarly, a call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price at any time prior to the expiration of the option.  A covered call option is a call option with respect to which the Fund owns the underlying security.  The sale of such an option exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or to possible continued holding of a security that might otherwise have been sold to protect against depreciation in the market price of the security.  A covered put option is a put option with respect to which cash or liquid securities have been placed in a segregated account on the Fund’s books to fulfill the obligation undertaken.  The sale of such an option exposes the Fund during the term of the option to a decline in the price of the underlying security while depriving the Fund of the opportunity to invest the segregated assets.

The Adviser may close out a position when writing options by purchasing an option on the same security with the same exercise price and expiration date as the option that it has previously written on the security.  The Fund will realize a profit or loss if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof.  To close out a position as a purchaser of an option, the Adviser would ordinarily make a similar “closing sale transaction,” which involves liquidating the Fund’s position by selling the option previously purchased, although the Adviser would be entitled to exercise the option should it deem it advantageous to do so.

The Fund may enter into futures contracts in U.S. domestic markets or on exchanges located outside the United States.  Foreign markets may offer advantages such as trading opportunities or arbitrage possibilities not available in the United States.  Foreign markets, however, may have greater risk potential than domestic markets.  For example, some foreign exchanges are principal markets so that no common clearing facility exists and an investor may look only to the broker for performance of the contract.  In addition, any profits the Fund might realize in trading could be eliminated by adverse changes in the exchange rate, or the Fund could incur losses as a result of those changes.  Transactions on foreign exchanges may include both commodities which are traded on domestic exchanges and those which are not.  Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the Commodity Futures Trading Commission.

Engaging in these transactions involves risk of loss to the Fund which could adversely affect the value of the Fund’s net assets.  No assurance can be given that a liquid market will exist for any particular futures contract at any particular time.  Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day.  Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day.  Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses.

Successful use of futures also is subject to the Adviser’s ability to predict correctly movements in the direction of the relevant market and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the transaction being hedged and the price movements of the futures contract.

The Fund may purchase and sell stock index futures contracts.  A stock index future obligates the Fund to pay or receive an amount of cash equal to a fixed dollar amount specified in the futures contract multiplied by the difference between the settlement price of the contract on the contract’s last trading day and the value of the index based on the stock prices of the securities that comprise it at the opening of trading in such securities on the next business day.

The Fund may purchase and sell interest rate futures contracts.  An interest rate future obligates a Fund to purchase or sell an amount of a specific debt security at a future date at a specific price.

The Fund may purchase and sell currency futures.  A currency future obligates a Fund to purchase or sell an amount of a specific currency at a future date at a specific price.

Call and Put Options on Securities Indices.  The Fund may purchase and sell call and put options on stock indices listed on national securities exchanges or traded in the over-the-counter market for hedging purposes and non-hedging purposes to pursue its investment objective.  A stock index fluctuates with changes in the market values of the stocks included in the index.  Accordingly, successful use by the Adviser of options on stock indexes will be subject to the Adviser’s ability to predict correctly movements in the direction of the stock market generally or of a particular industry or market segment.  This requires different skills and techniques than predicting changes in the price of individual stocks.

Swap Agreements.  The Fund may enter into equity, interest rate, index and currency rate swap agreements.  These transactions are entered into in an attempt to obtain a particular return when it is considered desirable to do so.  Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year.  In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor.  The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index.  Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent interest rates exceed a specified rate or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent interest rates fall below a specified level or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

The Fund may also enter into total return swap transactions.  In a total return swap transaction, one party agrees to pay the other party an amount equal to the total return of a defined underlying asset (such as an equity security or basket of such securities) or a non-asset reference (such as an index) during a specified period of time.  In return, the other party would make periodic payments based on a fixed or variable interest rate or on the total return from a different underlying asset or non-asset reference.  Total return swaps could result in Fund losses if the underlying asset or reference does not perform as anticipated.  Such transactions can have the potential for unlimited losses.  Swaps can involve greater risks than direct investment in securities, because swaps, among other factors, may be leveraged (creating leverage risk), and are subject to counterparty risk, pricing risk and liquidity risk, which may result in significant Fund losses.

Most swap agreements entered into by the Fund would require the calculation of the obligations of the parties to the agreements on a “net basis.” Consequently, the Fund’s current obligations (or rights) under a swap agreement generally will be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).  The risk of loss with respect to swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make.  If the other party to a swap defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund contractually is entitled to receive.

When-Issued and Forward Commitment Securities.  The Fund may purchase securities on a “when-issued” basis and may purchase or sell securities on a “forward commitment” basis in order to hedge against anticipated changes in interest rates and prices.  These transactions involve a commitment by the Fund to purchase or sell securities at a future date (ordinarily one or two months later).  The price of the underlying securities, which is generally expressed in terms of yield, is fixed at the time the commitment is made, but delivery and payment for the securities takes place at a later date.  No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Fund.  When-issued securities and forward commitments may be sold prior to the settlement date.  If the Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss.  These transactions, when effected by the Fund, will be subject to the Fund’s limitation on indebtedness unless, at the time the transaction is entered into, a segregated account consisting of cash, U.S. Government Securities or liquid securities equal to the value of the when-issued or forward commitment securities is established and maintained.  There is a risk that securities purchased on a when-issued basis may not be delivered and that the purchaser of securities sold by the Fund on a forward basis will not honor its purchase obligation.  In such cases, the Fund may incur a loss.

Transactions in Derivatives. The Fund, not as a part of its principal strategies, may enter into derivative transactions or otherwise have exposure to derivative transactions through underlying investments.  Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as the London Interbank Offered Rate (commonly known as LIBOR)) or market indices (such as the Standard & Poor’s (S&P) 500® Index).  The use of derivatives is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.  Derivatives involve special risks and may result in losses or may limit the Fund’s potential gain from favorable market movements.  Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset directly.  The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility in the value of the derivative and/or the Fund’s shares, among other consequences.  The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account.  Other risks arise from the Fund’s potential inability to terminate or to sell derivative positions.  A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or to sell such positions.  Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations.  The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index.  The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all.  U.S. federal legislation has been enacted that provides for new clearing, margin, reporting and registration requirements for participants in the derivatives market.  These changes could restrict and/or impose significant costs or other burdens upon the Fund’s participation in derivatives transactions.

The SEC has adopted rules that change the framework for the permissible use of derivatives (and other similar transactions that can have a leveraging effect) by the Fund (the “New Derivatives Rule”). The new rules will limit funds’ leverage risk based on value-at-risk (“VaR”) and would generally limit the Fund’s VaR so as not to exceed 200% of the VaR of a designated reference portfolio or 20% of the Fund’s net assets. The Fund intends to adhere to the New Derivatives Rule by August 19, 2022 and until such adherence, the Fund will continue to adhere to existing SEC and SEC Staff positions governing derivatives and other leverage creating transactions, to the extent the Fund utilizes such transactions. The New Derivatives Rule may restrict, and/or impose additional costs or other burdens upon, the Fund’s participation in derivative transactions and other leverage creating transactions.

Counterparty Credit Risk.  The Fund will be subject to counterparty credit risk with respect to its use of total return swap contracts and other derivative transactions.  If a counterparty to a derivatives contract becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding.  The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.  To partially mitigate this risk, the Adviser will seek to effect derivative transactions only with counterparties that it believes are creditworthy.  The Adviser will consider the creditworthiness of counterparties in the same manner as it would review the credit quality of a security to be purchased by the Fund.  However, there is no assurance that a counterparty will remain creditworthy or solvent.

Repurchase Agreements.  Repurchase agreements are agreements under which the Fund purchases securities from a bank that is a member of the Federal Reserve System or a registered broker-dealer that the Adviser deems creditworthy and that agrees to repurchase the securities from the Fund at a higher price on a designated future date.  If the seller under a repurchase agreement becomes insolvent, the Fund’s right to dispose of the securities may be restricted, or the value of the securities may decline before the Fund is able to dispose of them.  In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before the repurchase of the securities under a repurchase agreement is accomplished, the Fund may encounter a delay and incur costs, including a decline in the value of the securities, before being able to sell the securities.  If the seller defaults, the value of the securities may decline before the Fund is able to dispose of them.  If the Fund enters into a repurchase agreement that is subject to foreign law and the other party defaults, the Fund may not enjoy protections comparable to those provided to certain repurchase agreements under U.S. bankruptcy law, and may suffer delays and losses in disposing of the collateral as a result.  Repurchase agreements are considered to be loans by the Fund under the 1940 Act.

Reverse Repurchase Agreements.  Reverse repurchase agreements are a form of borrowing that involves a sale of a security by the Fund to a bank or securities dealer and the Fund’s simultaneous agreement to repurchase that security for a fixed price (reflecting a market rate of interest) on a specific date.  These transactions involve a risk that the other party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund.  Reverse repurchase transactions are a form of leverage and may increase the volatility of the Fund’s investment portfolio.  With respect to these transactions, the Fund must set aside cash or liquid securities in an account on the Fund’s books in an amount at least equal to the mark-to-market value of the Fund’s obligation under the agreement. Under the New Derivatives Rule, reverse repurchase agreements may be treated as derivative transactions for purposes of the New Derivatives Rule by a fund.

Money Market Instruments.  The Fund may, for defensive purposes or otherwise, invest some or all of the Fund’s assets in high quality fixed-income securities, money market instruments, and money market mutual funds, or hold cash or cash equivalents in such amounts as the Adviser deems appropriate under the circumstances.  The Fund also may invest in these instruments for liquidity purposes.  Money market instruments are high quality, short-term fixed-income obligations, which generally have remaining maturities of one year or less, and may include U.S. Government Securities, commercial paper, certificates of deposit and bankers’ acceptances issued by domestic branches of United States banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements.

Purchasing Initial Public Offerings.  The Fund may purchase securities of companies in initial public offerings or shortly thereafter.  Special risks associated with these securities may include a limited number of shares available for trading, unseasoned trading, lack of investor knowledge of the issuer and limited operating history.  These factors may contribute to substantial price volatility for the shares of these companies and, thus, for shares of the Fund.  The limited number of shares available for trading in some initial public offerings may make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing market prices.  In addition, some companies in initial public offerings are involved in relatively new industries or lines of business, which may not be widely understood by investors.  Some of these companies may be undercapitalized or regarded as developmental stage companies, without revenues or operating income, or the near-term prospects of achieving them.

Segregated Accounts.  The Fund must “set aside” liquid assets, or engage in other appropriate measures to “cover” its obligations under certain derivatives contracts and other investments (such as reverse repurchase agreements).  In the case of certain derivatives contracts that do not cash settle, for example, the Fund must set aside liquid assets equal to the full notional value of the derivatives contract while the positions are open.  With respect to other derivatives contracts that do cash settle, however, the Fund is permitted to set aside liquid assets in an amount equal to the Fund’s daily marked-to-market net obligation (i.e., the Fund’s daily net liability) under the contract, if any, rather than the full notional value.  The Fund reserves the right to modify its asset segregation policies in the future, including to comply with any changes in positions from time to time articulated by the SEC or its staff regarding asset segregation.  By setting aside assets equal to only its net obligations under certain cash-settled derivatives contracts, the Fund will have the ability to employ leverage to a greater extent than if the Fund were required to segregate assets equal to the full notional amount of the contract.

LIBOR Transition Risk. The Fund’s investments may rely in some fashion on LIBOR. The United Kingdom’s Financial Conduct Authority (FCA) and the ICE Benchmark Administration have announced that the majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023 and there remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. A subset of non-U.S. dollar LIBOR settings are continuing to be published on a “synthetic” basis and it is possible that a subset of U.S. dollar LIBOR settings will also be published after June 30, 2023 on a “synthetic” basis. Any such publications are, or would be considered, non-representative of the underlying market. Any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to ascertain, and they may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments. For example, certain of the Fund’s investments may involve individual contracts that have no existing fallback provision or language that contemplates the discontinuation of LIBOR, and those investments could experience increased volatility or illiquidity as a result of the transition process. In addition, interest rate provisions included in such contracts, or in contracts or other arrangements entered into by the Fund, may need to be renegotiated. The transition may also result in a reduction in the value of certain instruments held by the Fund, a change in the cost of borrowing by the Fund or a reduction in the effectiveness of related Fund transactions such as hedges. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Fund.

Investment Restrictions

The Fund is subject to the following investment restrictions, which may not be changed without the affirmative vote of the holders of a majority of the Fund’s outstanding shares.  When used in this SAI and in the Prospectus, a “majority” of the Fund’s outstanding shares means the vote of the lesser of (1) 67% of the shares of the Fund present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of the outstanding shares of the Fund.

The Fund may not:

1.	Issue senior securities, except as permitted by the 1940 Act, any rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

2.	Engage in borrowing (including, without limitation, borrowing to meet redemptions), except as permitted by the 1940 Act, any rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

3.	Underwrite securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws or in connection with investments in other investment companies.

4.	Make loans of money or securities to other persons, provided that the Fund may lend its portfolio securities in an amount up to 33% of total Fund assets, and provided further that, for purposes of this restriction, investment in debt securities instruments, U.S. Government obligations, short-term commercial paper, certificates of deposit, bankers’ acceptances, repurchase agreements and any other lending arrangement permitted by the 1940 Act, any rules and regulations promulgated thereunder or interpretations of the SEC or its staff shall not be deemed to be the making of a “loan”.

5.	Purchase, hold or deal in real estate, except that the Fund may invest in securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from holding or selling real estate acquired because of the Fund’s ownership of securities or other instruments, investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

6.	Invest in commodities, unless acquired because of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options, forward contracts, or futures contracts, including those relating to indices, or and options on futures contracts or indices, or from investing in securities, derivatives or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

7.	Invest 25% or more of its total assets in a particular industry or group of industries. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government (including its agencies and instrumentalities) or state or municipal governments (and their political subdivisions) or repurchase agreements with respect thereto, or investments in registered investment companies.

8.	Invest in securities (except securities issued or guaranteed by the U.S. government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (a) up to 25% of its total assets may be invested without regard to these limitations; and (b) the Fund’s assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief.

With the exception of any applicable asset coverage requirements prescribed by Section 18 of the 1940 Act, if a percentage restriction is adhered to at the time of an investment or transaction, a later change in percentage resulting from a change in the value of investments or the value of the Fund’s total assets, unless otherwise stated, will not constitute a violation of such restriction or policy.  Under Section 18 of the 1940 Act, the Fund is generally not permitted to issue any senior security or incur indebtedness unless immediately after doing so the Fund has an asset coverage of at least 300% of the aggregate outstanding principal balance of indebtedness (i.e., such indebtedness may not exceed 33 1/3% of the value of the Fund’s total assets including the amount borrowed).  With respect to investment restriction No. 7, the Fund will look through to the holdings of any investment company that has a stated concentration policy of investing in a single industry or related group of industries.  In determining whether the Fund has invested in accordance with its investment restrictions, the Adviser may use the Global Industry Classification Standard produced by S&P or may in its sole discretion use another reasonable classification methodology.

MANAGEMENT OF THE TRUST

Board of Trustees

The Board of Trustees has overall responsibility for the management and supervision of the operations of the Fund and has approved the Fund’s investment program.  It has complete and exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund’s business.  The Board of Trustees also oversees the Fund’s risk management processes, primarily through the functions (described below) performed by the Audit Committee.

The Board of Trustees has two committees performing critical functions for the Trust’s governance and operations: the Audit Committee and the Nominating Committee, both of which are comprised exclusively of Independent Trustees.  Although the Trust does not have a “lead” Independent Trustee, the Board of Trustees believes that adequate independent leadership is present given the relatively small size of the Board of Trustees (the entirety of which is represented by Independent Trustees) and that each of the Trust’s critical committees of the Board of Trustees (Audit and Nominating) is comprised solely of Independent Trustees.

Information regarding each of the Trustees and officers of the Trust, including their principal occupations during the past five years, is set forth below.  The “Fund Complex” includes  Fiera Capital Small/Mid Cap Growth Fund, Fiera Capital International Equity Fund, Fiera Capital Global Equity, and Fiera Capital U.S. Equity Long-Term Quality Fund. The business address of each Trustee and officer is c/o Fiera Capital Inc., 375 Park Avenue, 8th Floor, New York, New York 10152.

NAME, YEAR OF BIRTH, AND POSITION WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEES	PRESENT OR PAST (WITHIN 5 YEARS) OTHER DIRECTORSHIPS HELD BY TRUSTEES
DISINTERESTED TRUSTEES
Gerald Hellerman 1937 Trustee	Indefinite/Since Inception

Mr. Hellerman owned and served as Managing Director of Hellerman Associates, a financial and corporate consulting firm, from the firm’s inception in 1993 until it ceased operations in 2013. Mr. Hellerman currently serves as a director and member of the audit committee of The Swiss Helvetia Fund, Inc., a trustee and chair of the audit committee of High Income Securities Fund, as a director for The Mexico Equity and Income Fund, Inc. and for the Special Opportunities Fund, Inc. Mr. Hellerman was previously chair of the audit committee of MVC Capital, Inc., and a Trustee of Crossroads Liquidating Trust (formerly BDCA Venture, Inc.).

			4	See Principal Occupation During Past 5 Years column.
Kevin Mirabile 1961 Trustee	Indefinite/Since Inception	Mr. Mirabile is currently a Clinical Associate Professor of Finance of Finance and Business Economics at Fordham University (2007-Present). He previously served as a Principal at Morgan Stanley (1986-1995), a senior Executive Director at Daiwa Securities (1995-1998), a Managing Director at Barclays Capital (1998-2004) and as Chief Operating Officer at Larch Lane Advisors (2008-2011). He graduated from S.U.N.Y. Albany in 1983, is a CPA, and has a doctorate in finance and economics from PACE University (2013).	4	None

NAME, YEAR OF BIRTH, AND POSITION WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEES	PRESENT OR PAST (WITHIN 5 YEARS) OTHER DIRECTORSHIPS HELD BY TRUSTEES
Corey Dillon 1969 Trustee	Indefinite/Since 08/15/18	Mr. Dillon co-founded Benefitness Partners, a Denver-based provider of corporate wellness programs, in 2015, and served as the firm’s CEO through 2021. He was previously Senior Vice President and Director of Advisory Services for ALPS, a DST Company (2007-2015), and served as Vice President and Director at Janus Capital Group (1993-2006).	4	None
OFFICERS WHO ARE NOT TRUSTEES
Michael Quigley 1961 Principal Executive Officer	Indefinite/Since 7/24/2020	Mr. Quigley currently serves as Executive Vice President and Global Head of Institutional Markets, and Managing Partner – Boston of Fiera Capital Corporation (2020 to present). He previously served as Executive Vice President, Head of Institutional Markets – Canada at Fiera Capital Corporation (2019-2020), and National Lead Business Development at RBC Global Asset Management (2013-2019).	N/A	N/A
Nadeem Siddiqui 1967 Chief Financial Officer	Indefinite/Since 5/10/22	Mr. Siddiqui currently serves as Vice President and Head of Finance, Americas, of Fiera Capital Inc. (2021-Present). Prior to joining Fiera Capital Inc., he served as an Executive Director and Finance and Business Controller at Barclays Bank (2010-2020) and Management Consultant (2020-2021) at Boston Consulting Group.	N/A	N/A
Terrence McCarthy 1983 Principal Accounting Officer	Indefinite/Since 11/11/20	Mr. McCarthy currently serves as Vice President, Global Head of Fund Administration at Fiera Capital Inc. (2016 to present).	N/A	N/A
Jack P. Huntington 1970 Chief Compliance Officer	Indefinite/Since 5/20/20	Mr. Huntington currently serves as Senior Principal Consultant at Foreside Fund Officer Services, LLC (October 2015 to present).	N/A	N/A

The Trustees serve on the Board of Trustees for terms of indefinite duration.  A Trustee’s position in that capacity will terminate if the Trustee is removed, resigns or is subject to various disabling events such as death, incapacity or bankruptcy.  A Trustee may be removed either by a vote of two-thirds (2/3) of the Trustees not subject to the removal vote or by a vote of shareholders holding not less than two-thirds (2/3) of the total number of votes eligible to be cast by all shareholders.  In the event of any vacancy in the position of a Trustee, the remaining Trustees may appoint an individual to serve as a Trustee so long as immediately after the appointment, at least two-thirds (2/3) of the Trustees then serving have been elected by the shareholders.  The Board of Trustees may call a meeting of shareholders to fill any vacancy in the position of a Trustee, and must do so within 60 days after any date on which the Trustees who were elected by the shareholders cease to constitute a majority of the Trustees then serving.

As of the date of this SAI, other than as described above, none of the Trustees who are not “interested persons” (as defined by the 1940 Act) of the Fund, the Adviser or its affiliates (the “Independent Trustees”) who is a manager, director or trustee of another fund or investment company whose adviser and principal underwriter is affiliated with the Adviser has held any other position with:  (i) the Fund; (ii) an investment company having the same adviser or principal underwriter as the Fund or an adviser or principal underwriter that controls, is controlled by or is under common control with the Adviser; (iii) the Adviser or other affiliate of the Fund; or (iv) any person controlling, controlled by or under common control with the Adviser.

Compensation

The following table sets forth certain information regarding the compensation received by the Independent Trustees, for the Trust’s fiscal year ended March 31, 2022, from the Fund and from all registered investment companies for which the Adviser or its affiliates serves as investment adviser.  No compensation is paid by the Trust to Trustees who are “interested persons” (as defined by the 1940 Act), if any, of the Trust or the Adviser.

TRUSTEE COMPENSATION TABLE FOR FISCAL YEAR ENDED MARCH 31, 2022

Name of Trustee	Aggregate Compensation from Trust	Pension or Retirement Benefits Accrued as Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Fund Complex (including the Fund)*
Gerald Hellerman	$57,250	$0	$0	$57,250
Kevin Mirabile	$52,250	$0	$0	$52,250
Corey Dillon	$52,250	$0	$0	$52,250

*	Effective in 2022, the Independent Trustees are paid an annual retainer of $65,000 by the Trust, $2,500 per special meeting of the Board of Trustees, and are reimbursed for travel-related expenses. In addition, the Audit Committee Chair is paid an annual retainer of $5,000 by the Trust. The Trustees do not receive any pension or retirement benefits from the funds in the Fund Complex.

Share Ownership

The following table sets forth the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2021.

Name of Trustee	Dollar Range of Equity Securities of the Fund	Aggregate Dollar Range of Equity Securities of All Registered Investment Companies Overseen by Trustee in Family of Investment Companies*
Gerald Hellerman	$100,001 - $500,000	$100,001 - $500,000
Kevin Mirabile	None	None
Corey Dillon	None	$50,001 - $100,000

*	The family of registered investment companies includes the Fund.

No Independent Trustee or his immediate family member owns beneficially or of record any security of the Adviser, principal underwriter of the Fund or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Adviser or principal underwriter of the Fund.

Control Persons and Principal Holders of Securities

Management Ownership

As of the date of this SAI, the Trustees and officers as a group owned an aggregate of less than 1% of the outstanding shares of the Fund and none of the Independent Trustees or any of their immediate family members owned beneficially or of record any securities in the Adviser.

Principal Shareholders and Control Persons

The table below identifies the names, address and ownership percentage of each person who owns of record or is known by the Fund to own beneficially 5% or more of any class of the Fund’s outstanding shares (“Principal Holders”) or 25% or more of the Fund’s outstanding shares (“Control Persons”). A shareholder who beneficially owns more than 25% of a Fund’s shares is presumed to “control” the Fund, as that term is defined in the 1940 Act, and may have a significant impact on matters submitted to a shareholder vote. A shareholder who beneficially owns more than 50% of a Fund’s outstanding shares may be able to approve proposals, or prevent approval of proposals, without regard to votes by other Fund shareholders. Additional information about Control Persons, if any, is provided following the table. The information provided below is as of July 1, 2022:

Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
SPEC CDY A/C EXCL BEN CUST UBSFSI	Institutional	40.28	40.23
1000 HARBOR BLVD 5TH FLOOR
WEEHAWKEN, NJ 07086

CHARLES SCHWAB & CO INC	Institutional	15.11
211 MAIN ST
SAN FRANCISCO, CA 94105

MERRILL LYNCH PIERCE FENNER & SMITH INC	Institutional	6.50
4800 DEER LAKE DR EAST
JACKSONVILLE, FL 32246

CHARLES SCHWAB & CO INC	Investor	62.51
211 MAIN ST
SAN FRANCISCO, CA 94105

E TRADE SECURITIES LLC	Investor	16.41
PO BOX 484
JERSEY CITY, NJ 07303-0484

FIERA CAPITAL INC	Investor	13.63
375 PARK AVE 8TH FLOOR
NEW YORK, NY 10152

Board Committees

The Board of Trustees has formed an Audit Committee consisting of the Independent Trustees.  The primary duties of the Audit Committee are:  (i) to recommend to the full Board of Trustees and to approve the independent registered public accounting firm to be retained by the Trust each fiscal year; (ii) to meet with the Trust’s independent registered public accounting firm as the Audit Committee deems necessary; (iii) to review and approve the fees charged by the registered public accounting firm for audit and non-audit services; (iv) to oversee the Trust’s risk management processes by, among other things, meeting with the Trust’s auditors and overseeing the Trust’s disclosure controls and procedures (including the Trust’s internal controls over financial reporting); and (v) to report to the full Board of Trustees on a regular basis and to make recommendations with respect to the above and other matters as the Audit Committee may deem necessary or appropriate.  The Board of Trustees has adopted a written charter for the Audit Committee.  During the last fiscal year ended March 31, 2022, the Audit Committee held two meetings.

The Board of Trustees has also formed a Nominating Committee comprised of the Independent Trustees to which the discretion to select and nominate candidates to serve as Independent Trustees has been committed.  While the Nominating Committee is solely responsible for the selection and nomination of the Independent Trustees, the Nominating Committee may consider nominations for the office of Independent Trustee made by investors in the Trust or by Trust management as it deems appropriate.  Shareholders who wish to recommend a nominee should send nominations to Mr. Hellerman that include biographical information and set forth the qualifications of the proposed nominee.  During the last fiscal year ended March 31, 2022, the Nominating Committee did not meet.

Although the Board of Trustees does not have a formal diversity policy, the Board of Trustees endeavors to comprise itself of members with a broad mix of professional backgrounds. Thus, the Nominating Committee and the Board of Trustees accorded particular weight to the individual professional background of each Independent Trustee, as reflected by Mr. Hellerman’s experience as a chief compliance officer, and owner and managing director of a financial and corporate consulting firm, Mr. Mirabile’s experience as a chief operating officer of and member of the investment committee of two asset management firms and Mr. Dillon’s experience as an executive for a major fund distribution firm (ALPS). In considering the nominees for election as Trustees, the Nominating Committee and the Board of Trustees took into account a variety of factors, including each nominee’s professional background and experience.

INVESTMENT ADVISER AND ADVISORY AGREEMENT

Investment Adviser

Fiera Capital Inc. located at 375 Park Avenue, 8th Floor, New York, New York 10152, manages the investments of the Fund pursuant to an investment advisory agreement (the “Advisory Agreement”).  The Adviser, a Delaware corporation, is registered as an investment adviser under the Investment Advisers Act of 1940, and is wholly owned by Fiera US Holding Inc., a U.S. holding company which in turn is wholly owned by Fiera Capital Corporation, a publicly traded Canadian investment management firm whose stock is listed on the Toronto Stock Exchange (FSZ: CN).  The Adviser or affiliates of the Adviser may serve as investment advisers, sub-advisers or general partners to other registered and private investment companies. As of March 31, 2022, the Adviser had approximately $33.4 billion in assets under management.

Pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”), the Adviser is responsible for developing, implementing and supervising the Fund’s investment program and providing day-to-day management services to the Fund.  The agreement authorizes the Adviser to implement the Fund’s investment program. Under the Advisory Agreement, the Fund pays the Adviser a fee for its management services, which include investment advisory services and certain administrative services. The fee is currently computed at the annual rate of 0.90% (the “Management Fee”), which is due and payable in arrears within five business days after the end of each month. This fee is accrued daily as an expense to be paid out of the Fund’ s assets and will have the effect of reducing the net asset value of the Fund. The Adviser served as adviser for the Predecessor Fund since its inception on June 29, 2012.

The Adviser is under common control with Fiera Capital Corporation, which also manages other accounts in accordance with an investment strategy that is substantially similar to that of the Fund.  From time to time the Adviser may engage its investment advisory affiliates around the world, including Fiera Capital Corporation (“Participating Affiliates”) to provide a variety of services such as investment research, investment monitoring, trading and discretionary investment management (including portfolio management) to certain accounts managed by the Adviser. In fact, the Adviser has engaged Fiera Capital Corporation to provide such services. This Participating Affiliate may provide services to the Adviser pursuant to personnel-sharing or similar inter-company arrangements. This Participating Affiliate is registered with the appropriate respective regulator in its home jurisdiction.

Pursuant to this arrangement, certain employees of this Participating Affiliate serve as “associated persons” of the Adviser and, in this capacity, subject to the oversight and supervision of the Adviser and consistent with the investment objectives, policies and limitations set forth in the Fund’s Prospectus and SAI, may provide such services to the Fund on behalf of the Adviser.

The Advisory Agreement may be continued in effect from year to year if its continuance is approved annually by either the Board of Trustees or the vote of a majority (as defined by the 1940 Act) of the outstanding voting securities of the Fund, provided that in either event the continuance is also approved by a majority of the Independent Trustees by vote cast in person at a meeting called for the purpose of voting on such approval.  The Advisory Agreement also provides that it will terminate automatically in the event of its “assignment,” as defined by the 1940 Act and the rules thereunder.

A discussion regarding the basis for the Board’s approval of the renewal of the Advisory Agreement is available in the Fund’s annual report to shareholders for the fiscal year ended March 31, 2022.

For the fiscal periods ended March 31, 2022, 2021 and 2020, the Fund paid the Adviser compensation in the amounts of $1,314,239, $1,211,411 and $1,679,131, respectively.

Pursuant to an Expense Limitation Agreement (the “ELA”), the Adviser has agreed to waive fees and/or reimburse certain expenses, subject to certain exclusions described in a Fund’s prospectus, so that the ordinary operating expenses, after giving effect to fees waived/expenses reimbursed, do not exceed specified rates for specified time periods, also as described in the Fund’s prospectus.

For the fiscal periods ended March 31, 2022, 2021 and 2020, the total Fund fees/expenses waived or reimbursed by the Adviser pursuant to the ELA were $119,070, $103,466 and $110,249, respectively.

Portfolio Managers of the Adviser

The following table provides information regarding other accounts (not including the Fund) managed by the Fund’s Portfolio Managers, Sunil M. Reddy, and David Cook as of March 31, 2022:

	Registered Investment Companies Managed by the Portfolio Manager		Pooled Investment Vehicles Managed by the Portfolio Manager		Other Accounts Managed by the Portfolio Manager
Name of Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets
Sunil M. Reddy	0	$0	0	$0	1,922	$6,582,111,743
David Cook	0	$0	0	$0	1,922	$6,582,111,743

	Registered Investment Companies Managed by the Portfolio Manager		Pooled Investment Vehicles Managed by the Portfolio Manager		Other Accounts Managed by the Portfolio Manager
Name of Portfolio Manager	Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees
Sunil M. Reddy	0	$0	0	$0	0	$0
David Cook	0	$0	0	$0	0	$0

Compensation Program for Portfolio Managers of the Adviser

The compensation structure for the Fund’s Portfolio Managers is comprised of a competitive base salary, a performance-based incentive plan, as well as a long term incentive share ownership plan.

Performance-based compensation is generally measured in terms of the Portfolio Managers’ ability to meet and exceed the pre-tax annual performance (spanning a five-year period) of an appropriate, broad-based recognizable index of securities (which currently is the publicly disclosed primary benchmark of the Fund against which the Fund’s performance is measured).

Fund Ownership of Portfolio Managers

The following table sets forth the dollar range of shares beneficially owned by each Portfolio Manager as of March 31, 2022.

Portfolio Manager	Dollar Range
Sunil M. Reddy	$50,001 - $100,000
David Cook	None.

CONFLICTS OF INTEREST

The Advisory Agreement does not require the Adviser or its affiliates (together with its members, officers and employees, including those involved in the investment activities and business operations of the Fund) to devote all or any specified portion of their time to managing the Fund’s affairs, but only to devote so much of their time to the Fund’s affairs as they reasonably believe necessary in good faith.  The Advisory Agreement does not prohibit the Adviser or its affiliates from engaging in any other existing or future business, and the Adviser or its affiliates may provide investment management services to other clients or family members of the portfolio managers.  In addition, the portfolio managers and affiliates of the Adviser may invest for their own accounts in various investment opportunities.  A determination may be made that an investment opportunity in a particular investment is appropriate for a portfolio manager or an affiliate of the Adviser, but not for the Fund.  Each of the Adviser and the Fund has adopted certain compliance procedures which are designed to address these types of conflicts.  However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Brokerage firms affiliated with the Adviser may execute securities transactions on behalf of the Fund consistent with the provisions of the 1940 Act and consistent with seeking best execution.

Real, potential or apparent conflicts of interest may arise when a portfolio manager has day-to-day portfolio management responsibilities with respect to more than one fund.  The Adviser’s (or its affiliates’) portfolio managers may manage other accounts with investment strategies similar to the Fund, including other investment companies, pooled investment vehicles and separately managed accounts.  Fees earned by the Adviser may vary among these accounts and the Adviser’s (or its affiliates’) portfolio managers may personally invest in these accounts.  These factors could create conflicts of interest because the Adviser’s (or its affiliates’) portfolio managers may have incentives to favor certain accounts over others, resulting in other accounts outperforming the Fund.  A conflict may also exist if the Adviser’s (or its affiliates’) portfolio managers identify a limited investment opportunity that may be appropriate for more than one account, but the Fund is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts.  In addition, the Adviser’s (or its affiliates’) portfolio managers may execute transactions for another account that may adversely impact the value of securities held by the Fund.  However, the Adviser believes that these risks are mitigated by the fact that accounts with like investment strategies managed by the Adviser’s (or its affiliates’) portfolio managers are generally managed in a similar fashion and the Adviser has a policy that seeks to allocate opportunities on a fair and equitable basis.

The Adviser also manages other investment vehicles (the “Related Accounts”).  The Related Accounts may invest in the same securities as the Fund.  As a result, the Related Accounts may compete with the Fund for appropriate investment opportunities.  As a general matter, the Adviser will consider participation by the Fund in all appropriate investment opportunities that are under consideration by the Adviser for the Related Accounts.  The Adviser will evaluate for the Fund and the Related Accounts a variety of factors that may be relevant in determining whether a particular investment opportunity or strategy is appropriate and feasible for the Fund or the Related Accounts at a particular time.  Because these considerations may differ for the Fund and the Related Accounts in the context of any particular investment opportunity and at any particular time, the investment activities and future investment performance of the Fund and each of the Related Accounts will differ.  The Adviser will, however, attempt to allocate these investment opportunities in an equitable manner.  In doing so, the Adviser will take into account applicable laws and regulations, particularly those impacting registered investment companies, like the Fund, and its affiliates, including the Related Accounts.

Other present and future activities of the Adviser, the portfolio managers, the Trust’s administrator and/or their affiliates may give rise to additional conflicts of interest.  In the event that a conflict of interest arises, the Adviser will attempt to resolve such conflicts in a fair and equitable manner.

BROKERAGE

The Adviser is directly responsible for placing orders for the execution of portfolio transactions and the allocation of brokerage for the assets of the Fund.  Transactions on U.S. stock exchanges and on some foreign stock exchanges involve the payment of negotiated brokerage commissions.  On the great majority of foreign stock exchanges, commissions are fixed.  No stated commission is applicable to securities traded in certain over-the-counter markets, but the prices of those securities include undisclosed commissions or mark-ups.

The Adviser will generally select brokers and dealers to effect transactions substantially in the manner set forth below.  However, no guarantee or assurance can be made that the Adviser will adhere to, and comply with, its stated practices.  The Adviser generally expects that, in selecting brokers and dealers to effect transactions on behalf of the Fund, it will seek to obtain the best execution for the transactions, taking into account factors such as price, size of order, difficulty of execution and operational facilities of a brokerage firm and the firm’s risk in positioning a block of securities.  As described below, the Adviser may place orders with brokers that provide research services.  The Adviser may comply with the safe harbor under Section 28(e) of the Securities Exchange Act of 1934, as amended (the “Safe Harbor”), with respect to the receipt of such services.  The Adviser generally will seek reasonably competitive commission rates.  However, the Adviser will not necessarily pay the lowest commission available on each transaction.

Consistent with the principle of seeking best execution, the Adviser may place brokerage orders with brokers (including affiliates of the Adviser) that provide the Adviser and its affiliates with supplemental research, market and statistical information, including advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities, and furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts.  The expenses of the Adviser are not necessarily reduced as a result of the receipt of this supplemental information, which may be useful to the Adviser or its affiliates in providing services to clients other than the Fund.  In addition, not all of the supplemental information is used by the Adviser in connection with the Fund.  Conversely, the information provided to the Adviser by brokers and dealers through which other clients of the Adviser effects securities transactions may be useful to the Adviser in providing services to the Fund.

For the fiscal periods ended March 31, 2022, 2021 and 2020, the Fund paid brokerage commissions in the amounts of $42,691, $92,783 and $123,857, respectively.

DISCLOSURE OF PORTFOLIO SECURITIES HOLDINGS

The Trust has adopted a written policy relating to disclosure of its portfolio holdings governing the circumstances under which disclosure may be made to shareholders and third parties of information regarding the portfolio investments held by the Fund.  This policy is designed to ensure that disclosure of information regarding the Fund’s portfolio securities is in the best interests of Fund shareholders and includes procedures to address conflicts between the interests of Fund shareholders and those of the Adviser, Distributor or any affiliated person of the Fund, the Adviser or the Distributor.  Disclosure of the Fund’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter (in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-PORT).  These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.  Except for these reports, or as otherwise specifically permitted by the Trust’s policy, information regarding the Fund’s portfolio holdings may not be provided to any person.

Information regarding the Fund’s portfolio investments, and other information regarding the investment activities of the Fund, may be disclosed to rating and ranking organizations for use in connection with their rating or ranking of the Fund, including Lipper Inc., Morningstar, Inc., Standard & Poor’s Financial Services, LLC, Bloomberg L.P., Thompson Reuters Corporation.  In connection with any such arrangement, the recipient of the information must agree to maintain the confidentiality of the information and to use the information only to facilitate its rating or ranking of the Fund.  The Fund’s policy does not prohibit (i) disclosure of information to the Adviser, its affiliates or to other service providers to the Trust (including its administrator, distributor, custodian, legal counsel and auditors) or to brokers and dealers through which portfolio securities are purchased and sold (but only with respect to information relating to the particular securities being purchased or sold); or (ii) disclosure of holdings of or transactions in portfolio investments that is made on the same basis to all record shareholder of the Fund (or, to an appropriate fiduciary who is determined by the Fund’s Chief Compliance Officer (“CCO”), in consultation with Fund counsel, to be acting on behalf of the shareholder(s)).  The Fund’s CCO is authorized to approve other arrangements under which information relating to portfolio securities held by, or purchased or sold by, the Fund is disclosed to shareholders or third parties, subject to a requirement that the CCO concludes (based upon various factors that he or she deems necessary, in consultation with Fund counsel) that the arrangement is reasonably necessary to aid in conducting the ongoing business of the Trust and the Fund and is unlikely to affect adversely the Trust or the Fund.

The CCO (with support from the administrator) is responsible for monitoring the use and disclosure of information relating to the Fund’s portfolio investments and is also responsible to report to the Board at least annually regarding the effectiveness of the Trust’s compliance program, including its policy governing the disclosure of portfolio holdings and any material violations of that policy.  Under the Trust’s policy, the Adviser, the Trust and their respective affiliated persons are prohibited from receiving any direct or indirect compensation in consideration of information relating to the Fund’s portfolio investments held, purchased or sold by the Fund.

Consistent with the Trust’s policy, information relating to the Fund’s portfolio investments are provided to certain persons as described in the following table.  Such persons are subject to duties not to trade on such information.  There are no other arrangements in effect involving the disclosure of information regarding the Fund’s portfolio holdings.

Type of Service Provider	Typical Frequency of Access to Portfolio Information	Restrictions
Adviser/Adviser Affiliates	Daily	Ethical
Administrator and Distributor	Daily	Contractual and Ethical
Custodian	Daily	Contractual and Ethical
Auditor	During annual audit and other reviews of financial statements	Ethical
Legal Counsel	Regulatory filings, board meetings, and if a legal issue regarding the portfolio requires counsel’s review.	Ethical
Printers	Twice a year. Printing semi-annual and annual reports.	No formal restrictions in place. However, printer would not receive portfolio information until at least 30 days old.
Broker-Dealers through which the Fund purchases and sells portfolio securities	Daily access to the relevant purchase and/or sale – no broker/dealer has access to the Fund’s entire portfolio.	Contractual and Ethical

CODE OF ETHICS

The Adviser and its affiliates may buy and sell securities or other investments for their own accounts and may have actual or potential conflicts of interest with respect to investments made by the Fund.  As a result of differing trading and investment strategies or constraints, positions may be taken by the Adviser and its affiliates (including personnel of the Adviser) that are the same, different or made at a different time than positions taken for the Fund.  In order to mitigate the possibility that the Fund will be adversely affected by this personal trading, the Fund has adopted a code of ethics and furthermore the Adviser has adopted a code of ethics (collectively with the Fund’s code of ethics, the “Codes of Ethics”) in compliance with Rule 17j-1 under the 1940 Act that restricts securities trading in the personal accounts of investment professionals and others who normally come into possession of information regarding the Fund’s portfolio transactions.  The Codes of Ethics are available on the EDGAR Database on the SEC’s website at www.sec.gov, and copies of the Codes of Ethics may be obtained, after paying a duplicating fee, by e-mail at publicinfo@sec.gov.

Future investment activities of the Adviser and its affiliates and their principals, managers, partners, directors, officers or employees may give rise to additional conflicts of interest.

PROXY VOTING PROCEDURES

The Adviser votes proxy proposals, amendments, consents or resolutions (collectively, “proxies”), on behalf of the Fund, in a manner that seeks to serve the best interests of the Fund.  The Adviser has guidelines addressing how it votes proxies with regard to specific matters.  The Board of Trustees permits the Adviser to contract with a third party to obtain proxy voting and related services, including research of current issues.

The Adviser has implemented written Proxy Voting Policies and Procedures (“Proxy Voting Policy”) that are designed to reasonably ensure that it votes proxies prudently and in the best interest of its advisory clients for whom it has voting authority, including the Fund.  The Proxy Voting Policy of the Adviser also describes how the Adviser addresses any conflicts that may arise between its interests and those of its clients with respect to proxy voting.

The Adviser (or a designated proxy committee at the Adviser) is responsible for developing, authorizing, implementing and updating the Proxy Voting Policy, overseeing the proxy voting process and engaging and overseeing any independent third-party vendors as voting delegate to review, monitor and/or vote proxies.

In general, the Adviser seeks to resolve any potential conflicts of interest associated with any proxy by applying the foregoing general policy of seeking to serve the best interests of the Fund.

Information regarding how the Fund voted any proxies during the most recent twelve-month period ended June 30 will be reported on Form N-PX and will be made available no later than August 31 of each year.  Such information can be obtained: (i) without charge, upon request, by calling (855) 771-7119; and (ii) on the SEC’s website at www.sec.gov.

DISTRIBUTION AND (12b-1) PLAN

Foreside Fund Services, LLC (the “Distributor”) is the distributor (also known as principal underwriter) of the shares of the Fund and is located at Three Canal Plaza, Suite 100, Portland, Maine 04101.  The Distributor is a registered broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc.  (“FINRA”).

Under a Distribution Agreement with the Trust (the “Distribution Agreement”), the Distributor acts as the principal underwriter of the Trust in connection with the continuous offering of shares of the Fund.  The Distributor continually distributes shares of the Fund on a best efforts basis.  The Distributor has no obligation to sell any specific quantity of Fund shares.  The Distributor and its officers have no role in determining the investment policies or which securities are to be purchased or sold by the Trust.

The Distributor may enter into agreements with selected broker-dealers, banks or other financial intermediaries for distribution of shares of the Fund.  With respect to certain financial intermediaries and related fund “supermarket” platform arrangements, the Fund and/or the Adviser, rather than the Distributor, typically enter into such agreements.  These financial intermediaries may charge a fee for their services and may receive shareholder service or other fees from parties other than the Distributor.  These financial intermediaries may otherwise act as processing agents and are responsible for promptly transmitting purchase, redemption and other requests to the Fund.

Investors who purchase shares through financial intermediaries will be subject to the procedures of those intermediaries through which they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein.  Information concerning any charges or services will be provided to customers by the financial intermediary through which they purchase shares.  Investors purchasing shares of the Fund through financial intermediaries should acquaint themselves with their financial intermediary’s procedures and should read the Prospectus in conjunction with any materials and information provided by their financial intermediary.  The financial intermediary, and not its customers, will be the shareholder of record, although customers may have the right to vote shares depending upon their arrangement with the intermediary.  The Distributor does not receive compensation from the Fund for its distribution services, except the distribution fees with respect to the shares of those classes for which a Rule 12b-1 distribution plan is effective.  The Adviser pays the Distributor a fee for certain distribution-related services.

The Fund offers Investor Class and Institutional Class shares.

The Trust has adopted a Plan of Distribution (the “Plan”) with respect to Investor Class shares of the Fund pursuant to Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares.  Continuance of the Plan must be approved annually by a majority of the Board of Trustees, and of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such continuance.  In consideration for the services provided and as compensation for the expenses incurred by the Distributor pursuant to the Distribution Agreement, the Trust, on behalf of the Fund, pays to the Distributor, out of the assets of Investor Class shares, a fee in connection with distribution-related services of up to 0.25% for Investor Class shares on an annual basis of the average daily net assets of the shares.  Because these fees are paid, on an ongoing basis, out of the Fund’s assets attributable to the Shares, these fees will increase the cost of your investment over time. The Distributor may pay all or a portion of these fees to any registered securities dealer or financial institution (a “Recipient”) who renders assistance in distributing or promoting the sale of shares.  The Plan is a “compensation” plan, such that the Fund will pay the designated, Board approved annual 12b-1 fee rate (not to exceed 0.25%) irrespective of the actual amounts expended under the Plan.  The Distributor provides to the Board of Trustees, and the Trustees review at least quarterly, a written report of all amounts expended pursuant to the Plan.  This report includes the identity of the Recipient of each payment and the purpose for which the amounts were expended and such other information as the Board of Trustees may reasonably request.  The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares so affected.  All material amendments of the Plan will require approval by a majority of the Trustees and Independent Trustees.

The Distributor or Recipients shall use the monies paid to it to assist in the distribution and promotion of Investor Class shares.

The Adviser (or its affiliates), in its discretion and from its own resources, may pay brokers, financial intermediaries or other recipients additional compensation based on the aggregate value of shares of the Fund held by customers of any registered securities dealer or financial institution.  In return for the additional compensation, the Fund may receive certain marketing advantages including access to such securities dealer’s or financial institution’s registered representatives, placement on a list of investment options offered by such registered securities dealer or financial institution, or the ability to assist in training and educating the registered securities dealer’s or financial institution’s registered representatives.  The additional compensation may differ among registered securities dealers and financial institutions in amount.  The receipt of additional compensation by a registered securities dealer or financial institution may create potential conflicts of interest between an investor and its financial advisor who is recommending the Fund over other potential investments.

For the fiscal periods ended March 31, 2022, 2021 and 2020, Investor Class Shares of the Fund paid total distribution fees (12b-1) of $261, $61 and $32, respectively.

SHAREHOLDER SERVICING FEES

The Fund is subject to a shareholder service agreement under which the Fund may pay fees of 0.25% of its average net assets for non-distribution services provided to shareholders of each class of the Fund. Because these fees are paid out of the Funds’ assets, over time these fees will increase the cost of your investment.  These fees may be paid to the Adviser or its affiliates for the provision of shareholder services, or the Fund may contract directly with third party service providers to provide services to shareholders. Through the date of this SAI, the Fund has not made any payments under any shareholder services agreement.

ADDITIONAL INFORMATION ABOUT PURCHASES AND SALES

Eligible shareholders may buy or sell shares through a financial advisor.  Such financial advisors are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf.  The Fund will be deemed to have received a purchase or redemption order when an authorized financial advisor or, if applicable, a financial advisor’s authorized designee, receives the order.  You will have to follow the procedures of your financial advisor.  Your financial advisor may charge a fee for its services, in addition to the fees charged by the Fund.  You will also generally have to address your correspondence or questions regarding the Fund to your financial advisor.  Customer orders will be priced at the Fund’s Net Asset Value next computed after they are received by an authorized financial advisor or the financial advisor’s authorized designee.  Your financial advisor is responsible for transmitting all subscription and redemption requests, investment information, documentation and money to the Fund on time.  Certain authorized institutions have agreements with the Fund that allow them to enter confirmed purchase or redemption orders on behalf of clients and customers.  Under this arrangement, the financial advisor must send your payment by the time the Fund prices its shares on the following day.  If your financial advisor fails to do so, it may be responsible for any resulting fees or losses.

Your financial advisor may charge you a processing or service fee in connection with the purchase or redemption of shares of the Fund.  The amount and applicability of such a fee is determined and disclosed to its customers by each individual financial advisor.  Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in the Prospectus and this SAI.  Your financial advisor will provide you with specific information about any processing or service fees you will be charged.

The Fund reserves the right to reject any purchase order and to cease the offering of shares.  The minimum initial investment for Investor Class shares is $1,000.  The minimum initial investment for Institutional Class shares is $1,000,000. The Fund may waive such minimum investment requirements at any time.

The Board may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the New York Stock Exchange is restricted as determined by the SEC or such exchange is closed for other than weekends and holidays, (b) the SEC has by order permitted such suspension, or (c) an emergency, as defined by rules of the SEC, exists during which time the sale of Fund shares or valuation of securities held by the Fund are not reasonably practicable.

DIVIDENDS, DISTRIBUTIONS AND TAXES

It is the policy of the Trust each fiscal year to distribute substantially all of the Fund’s net investment income (i.e., generally, the income that it earns from dividends and interest on its investments, and any net short-term capital gains, net of Fund expenses) and net capital gains, if any, to its shareholders.  Unless requested otherwise by a shareholder, dividends and other distributions will be automatically reinvested in additional shares of the Fund at the NAV per share in effect on the day after the record date.

The following is a summary of certain aspects of the U.S. Federal taxation of the Fund and its shareholders which should be considered by a prospective shareholder.  The Fund has not sought a ruling from the Internal Revenue Service (the “Service”) or any other Federal, state or local agency with respect to any of the tax issues affecting the Fund or its shareholders, nor has it obtained an opinion of counsel with respect to any tax issues.

This summary of certain aspects of the Federal tax treatment of the Fund and its shareholders is based upon the Internal Revenue Code of 1986, as amended (the “Code”), judicial decisions, Treasury Regulations (the “Regulations”) and rulings in existence on the date hereof, all of which are subject to change, possibly with retroactive effect.  This summary does not discuss the impact of various proposals to amend the Code which could change certain of the tax consequences of an investment in the Fund.  This summary also does not discuss all of the tax consequences that may be relevant to a particular investor or to certain investors subject to special treatment under the Federal income tax laws.

EACH PROSPECTIVE SHAREHOLDER SHOULD CONSULT WITH ITS OWN TAX ADVISER IN ORDER FULLY TO UNDERSTAND THE FEDERAL, STATE, LOCAL AND FOREIGN TAX CONSEQUENCES OF AN INVESTMENT IN THE FUND.

In addition to the particular matters set forth in this section, tax-exempt organizations should review carefully those sections of the Prospectus and this SAI regarding liquidity and other financial matters to ascertain whether the investment objectives of the Fund are consistent with their overall investment plans. Further, special tax rules apply to investments through defined contribution plans and other tax-qualified plans or tax-advantaged arrangements. Each prospective tax-exempt shareholder is urged to consult its own adviser regarding the acquisition of shares.

The Fund has elected to be classified as an association taxable as a corporation for Federal tax purposes and to be treated as, and intends to operate in a manner to qualify as, a “regulated investment company” under Subchapter M of the Code (a “RIC”).  Certain requirements under Subchapter M and additional information regarding the Fund’s tax treatment are described below in “Tax Treatment.”

Tax Treatment

The Fund intends to qualify for taxation as a RIC under Subchapter M of the Code.  In each year that the Fund so qualifies, it will pay no Federal income tax on the earnings or capital gains it distributes to its shareholders.  This avoids a “double tax” on that income and capital gains.  Shareholders normally will be taxed on the dividends and capital gains they receive from the Fund (unless their shares are held in a retirement account or the shareholder is otherwise exempt from tax).  The Adviser will be responsible for reviewing, analyzing and interpreting the format and content of the compliance reports designed for assessing whether the Fund is in compliance with applicable requirements under Subchapter M of the Code.

You should be aware of the following tax implications of investing in the Fund:

●	Dividends paid from net investment income and short-term capital gains are taxable as ordinary income. Dividends paid from net investment taxable income that are designated by the Fund as being derived from “qualified dividend income” are taxable to individuals at the reduced rates currently applicable to long-term capital gains. Distributions of the Fund’s long-term capital gains are taxable as long-term capital gains, without regard to how long you have held your shares.

●	Every calendar year the Fund will send you and the Service a statement showing the amount of any taxable dividends, including the amount that qualifies as qualified dividend income, and other distributions the Fund paid to you in the previous calendar year. The tax information the Fund sends you will separately identify any long-term capital gains distribution the Fund paid to you.

●	Because the share price fluctuates, you may have a capital gain or loss when your shares are redeemed equal to the difference between the price you paid for the shares and the price you received when they were redeemed. Capital gains or losses will be long-term or short-term depending on how long you have held the shares.

●	If you buy shares on the date or just before the date the Fund declares a capital gains distribution, a portion of the purchase price for the shares will be returned to you as a taxable distribution.

Returns of Capital Can Occur.  In certain cases, distributions made by the Fund may be considered a non-taxable return of capital to shareholders.  The Fund will identify returns of capital in shareholder notices.

Qualification as a Regulated Investment Company

As a RIC, the Fund does not expect to be subject to U.S. Federal income tax on the portion of its investment company taxable income, as that term is defined in the Code, and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.  Qualification as a RIC enables the Fund to “pass through” its distributed income and net capital gains to shareholders without the Fund having to pay tax on them.  The Code contains a number of complex tests relating to qualification that the Fund might not meet in a particular year.  If the Fund does not qualify as a RIC during any period, it may be treated for U.S. Federal income tax purposes as an ordinary corporation and may receive no tax deduction for payments made to shareholders during that period.

To qualify for taxation as a RIC, the Fund must distribute at least 90% of its investment company taxable income and net tax-exempt income for the taxable year.  The Fund must also satisfy certain other requirements of the Code, some of which are described below.  Distributions by the Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

To qualify as a RIC, the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the Fund’s principal business of investing in stock or securities) or net income derived from an interest in a “qualified publicly traded partnership” (as defined in the Code).

In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a RIC.  Under that test, at the close of each quarter of the Fund’s taxable year, at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of “other issuers.” As to each of those “other issuers,” the Fund must not have invested more than 5% of the value of the Fund’s total assets in securities of each such issuer and the Fund must not hold more than 10% of the outstanding voting securities of each such issuer.  In addition, no more than 25% of the value of the Fund’s total assets may be invested in (i) the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), (ii) the securities (other than the securities of other regulated investment companies) of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses or (iii) the securities of one or more qualified publicly traded partnerships.  For purposes of this test, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. Government are treated as U.S. Government securities. Further, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the IRS with respect to issuer identification for a particular type of investment may adversely affect the Fund's ability to meet the asset diversification test discussed above.

There is a remedy for a failure to satisfy the RIC asset diversification test, if the failure was due to reasonable cause and not willful neglect, subject to certain divestiture and procedural requirements and the payment of a tax.  There is also a de minimis exception to a potential failure to satisfy the RIC asset diversification test that would require corrective action but no tax.  In addition, a failure to satisfy the RIC source-of-income requirement can be remedied, if the failure was due to reasonable cause and not willful neglect, subject to certain procedural requirements and the payment of a tax.

There is a possibility that the Fund may from time to time be considered under the Code to be a nonpublicly offered regulated investment company.  Under Temporary Regulations, certain expenses of nonpublicly offered regulated investment companies, including advisory fees, may not be deductible by certain shareholders, generally including individuals and entities that compute their taxable income in the same manner as an individual (thus, for example, a qualified pension plan is not subject to this rule).  Such shareholder’s pro rata portion of the affected expenses will be treated as an additional dividend to the shareholder and will be deductible by such shareholder, subject to the 2% “floor” on miscellaneous itemized deductions and other limitations on itemized deductions set forth in the Code.  No miscellaneous itemized deduction is allowed for any taxable year beginning before 2026. A “nonpublicly offered regulated investment company” is a regulated investment company whose shares are not (i) continuously offered pursuant to a public offering (within the meaning of Section 4 of the Securities Act of 1933, as amended), (ii) regularly traded on an established securities market or (iii) held by at least 500 persons at all times during the taxable year.

Excise Tax on Regulated Investment Companies

Under the Code, by December 31 of each year, the Fund must distribute, or be deemed to have distributed, an amount at least equal to the sum of (1) 98% of its ordinary income earned from January 1 through December 31 of that year, (2) 98.2% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year, and (3) all such ordinary income and capital gains for previous years that were not distributed during those years.  If it does not, the Fund must pay a non-deductible 4% excise tax on the amounts not distributed.  It is presently anticipated that the Fund will meet those requirements.  To meet these requirements, the Fund might, in certain circumstances, be required to liquidate portfolio investments to make sufficient distributions.  However, the Board and the Adviser might determine in a particular year that it would be in the best interests of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts.  That would reduce the amount of income or capital gains available for distribution to shareholders.

Failure to Qualify as a Regulated Investment Company

If, in any taxable year, the Fund fails to qualify as a RIC under the Code, the Fund will (assuming the remedies previously discussed are not exercised) be taxed in the same manner as an ordinary corporation and distributions to its shareholders will not be deductible by the Fund in computing its taxable income.  In addition, in the event of a failure to qualify as a RIC, the Fund’s distributions, to the extent derived from the Fund’s current or accumulated earnings and profits, will (assuming the remedies previously discussed are not exercised) constitute dividends, which will generally be eligible for the dividends received deduction available to corporate shareholders.  Furthermore, in such event, individual shareholders of the Fund would generally be able to treat such distributions as “qualified dividend income” eligible for reduced rates of U.S. Federal income taxation.

Distributions

Dividends paid out of the Fund’s investment company taxable income will be taxable to a shareholder as ordinary income to the extent of the Fund’s earnings and profits, whether such dividends are paid in cash or reinvested in additional shares.  If a portion of the Fund’s income consists of dividends paid by U.S. corporations (other than real estate investment trusts), a portion of the dividends paid by the Fund to corporate shareholders may be eligible for the corporate dividends received deduction.  In addition, distributions of investment company taxable income that are designated by the Fund as derived from qualified dividend income are taxed to individuals at the reduced rates currently applicable to long-term capital gain.  Qualified dividend income generally includes dividends from domestic corporations and dividends from foreign corporations that meet certain specified criteria.  Certain holding period and other requirements must be met by both the shareholder and the Fund for distributions to be eligible for the corporate dividends received deduction or the preferential individual tax rates that apply to qualified dividend income, as the case may be.  Distributions of net capital gain, if any, designated as capital gain dividends are taxable to a shareholder as long-term capital gain, regardless of how long the shareholder has held shares.  The maximum tax rate applicable to long-term capital gain of individuals is 20%.  A distribution of an amount in excess of the Fund’s current and accumulated earnings and profits will be treated by a shareholder as a return of capital, which is applied against and reduces the shareholder’s basis in its shares.  To the extent that the amount of any such distribution exceeds the shareholder’s basis in its shares, the excess will be treated by the shareholder as gain from a sale or exchange of the shares.  Distributions will be treated in the manner described above regardless of whether such distributions are paid in cash or invested in additional shares.

The Fund may elect to retain its net capital gain or a portion thereof for investment and be taxed at corporate rates on the amount retained.  In such case, it may designate the retained amount as undistributed capital gains in a notice to its shareholders, who will be treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will (i) be required to report its pro rata share of such gain on its tax return as long-term capital gain, (ii) receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain and (iii) increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

Dividends designated by the Fund and received by corporate shareholders of the Fund will qualify for the dividends received deduction to the extent of qualifying dividends received by the Fund from domestic corporations for the taxable year.  A dividend received by the Fund will not be treated as a qualifying dividend (1) if the Fund fails to meet certain holding period requirements for the stock on which the dividend is paid, (2) to the extent that the Fund is under an obligation to make related payments with respect to positions in substantially similar or related property, or (3) to the extent the stock on which the dividend is paid is treated as debt financed.  Moreover, the dividends received deduction may be disallowed or reduced if the corporate shareholder fails to satisfy the foregoing requirements with respect to shares or by application of the Code.

Shareholders will be notified annually as to the U.S. Federal income tax status of distributions, and shareholders receiving distributions in the form of additional shares will receive a report as to the net asset value of those shares.

Sale or Other Disposition of Shares

Upon the sale or other disposition of shares that a shareholder holds as a capital asset, the shareholder may realize a capital gain or loss in an amount equal to the difference between the amount realized and the shareholder’s adjusted tax basis in the shares sold.  Such gain or loss will be long-term or short-term, depending upon the shareholder’s holding period for the shares.  Generally, a shareholder’s gain or loss will be a long-term gain or loss if the shares have been held for more than one year.

Any loss realized on a sale or other disposition will be disallowed to the extent that the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares.  In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.  Any loss realized by a shareholder on a disposition of shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any capital gains distributions received by the shareholder (or amounts designated as undistributed capital gains) with respect to such shares.

Under Regulations, if a shareholder recognizes a loss with respect to shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must attach to its tax return and also separately file with the Service a disclosure statement on IRS Form 8886.  Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted.  Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies.  The fact that a loss is reportable under these Regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper.  Shareholders should consult their tax advisors to determine the applicability of these Regulations in light of their particular circumstances.

Hedging and Derivatives Transactions

Certain hedging and derivatives transactions are subject to special and complex U.S. Federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (ii) convert lower taxed long-term capital gain into higher taxed short-term capital gain or ordinary income, (iii) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited), (iv) cause the Fund to recognize income or gain without a corresponding receipt of cash, (v) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur and (vi) adversely alter the characterization of certain complex financial transactions.  These rules could therefore affect the character, amount and timing of distributions to shareholders.  The Fund will monitor its transactions and may make certain tax elections in order to mitigate the effect of these provisions.

Other Investments

The Fund may invest in debt obligations purchased at a discount with the result that the Fund may be required to accrue income for U.S. Federal income tax purposes before amounts due under the obligations are paid.  The Fund may also invest in domestic and foreign “high yield” securities.  A portion of the interest payments on such high yield securities may be treated as dividends for certain U.S. Federal income tax purposes.

As a result of investing in securities purchased at a discount or any other investment that produces income that is not matched by a corresponding cash distribution to the Fund, the Fund could be required to include in current income amounts it has not yet received.  Any such income would be treated as income earned by the Fund and therefore would be subject to the distribution requirements of the Code.  This might prevent the Fund from distributing 90% of its investment company taxable income as is required in order to avoid Fund-level U.S. Federal income taxation on all of its income, or might prevent the Fund from distributing enough ordinary income and capital gain net income to avoid completely the imposition of the excise tax.  To avoid this result, the Fund may be required to borrow money or dispose of securities to be able to make distributions to its shareholders.

Passive Foreign Investment Companies

If the Fund purchases shares in passive foreign investment companies (“PFICs”), the Fund may be subject to U.S. Federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders.  Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains.  If the Fund were to invest in a PFIC and elect to treat the PFIC as a “qualified electing fund” under the Code (a “QEF”), the Fund would be required, in lieu of the foregoing requirements, to include in income each year a portion of the ordinary earnings and net capital gain of the QEF, even if not distributed to the Fund. The Fund may not be able to make a QEF election with respect to many PFICs because of certain requirements that the PFICs would not be able to satisfy.  Alternatively, the Fund may, in certain circumstances, be able to elect to mark-to-market at the end of each taxable year its shares in a PFIC.  In this case, the Fund would recognize as ordinary income any increase in the value of such shares, and as ordinary loss any decrease in such value, to the extent it did not exceed prior inclusions in income.  Under either election, the Fund might be required to recognize income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during the applicable year and such income would nevertheless be subject to the distribution requirement and would be taken into account for purposes of the 4% excise tax (described above).

Tax on Net Investment Income

Individuals, estates and trusts are subject to a tax of 3.8% on “net investment income” (or undistributed “net investment income,” in the case of estates and trusts) for each taxable year, with such tax applying to the lesser of such income or the excess of such person’s adjusted gross income (with certain adjustments) over a specified amount.1  Net investment income includes net income from interest, dividends, annuities, royalties and rents and net gain attributable to the disposition of investment property.  It is anticipated that net income and gain attributable to an investment in the Fund will be included in a shareholder’s “net investment income” subject to this tax.

Section 1256 Contracts

The Code generally applies a “mark-to-market” system of taxing unrealized gains and losses on, and otherwise provides for special rules of taxation with respect to, Section 1256 Contracts.  A Section 1256 Contract includes certain regulated futures contracts, certain non-U.S. currency forward contracts, and certain listed non-equity options.  Section 1256 Contracts held by the Fund at the end of a taxable year of the Fund will be treated for U.S. Federal income tax purposes as if they were sold by the Fund at their fair market value on the last business day of the taxable year.  The net gain or loss, if any, resulting from these deemed sales (known as “marking to market”), together with any gain or loss resulting from any actual sales of Section 1256 Contracts (or other termination of the Fund’s obligations under such contracts), must be taken into account by the Fund in computing its taxable income for the year.  Capital gains and losses from Section 1256 Contracts generally are characterized as short-term capital gains or losses to the extent of 40% of the gains or losses and as long-term capital gains or losses to the extent of 60% of the gains or losses.

Unrelated Business Taxable Income

Generally, a tax-exempt organization is exempt from U.S. Federal income tax on its passive investment income, such as dividends, interest and capital gains.  This general exemption from tax does not apply to the “unrelated business taxable income” (“UBTI”) of a tax-exempt organization.  Generally, income and gain derived by an exempt organization from the ownership and sale of debt-financed property is UBTI and, thus, taxable in the proportion to which such property is financed by “acquisition indebtedness” during the relevant period of time.  A tax-exempt investor may incur UBTI on dividend income paid by the Fund and generally on any gain realized on the sale of shares, if it borrows to acquire shares.  Tax-exempt U.S. investors may be subject to UBTI on excess inclusion income allocated to such investor as a result of an investment by the Fund in certain real estate investment trusts.  Tax-exempt U.S. persons are urged to consult their own tax advisors concerning the U.S. Federal tax consequences of an investment in the Fund.

Foreign Taxes

Investment income that may be received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source.  Tax conventions between certain countries and the United States may reduce or eliminate such taxes.  If more than 50% of the value of the Fund’s total assets at the close of any taxable year consists of securities of foreign corporations, the Fund may elect to treat any foreign income and withholding taxes it pays as having been paid by its shareholders for U.S. Federal income tax purposes for that year, as long as the Fund continues to qualify as a RIC.  If the Fund makes that election, the amount of foreign income taxes paid by the Fund will be included in the income of its shareholders and each shareholder will be entitled (subject to certain limitations) to either credit his or her share of that amount against his or her U.S. Federal income tax due, or deduct his or her share of that amount from his or her U.S. taxable income.  If the Fund has investments in foreign securities, the Fund may qualify for and make this election in some, but not necessarily all, of its taxable years.

[4]	The amount is $250,000 for married individuals filing jointly, $125,000 for married individuals filing separately, $200,000 for other individuals and the dollar amount at which the highest income tax bracket for estates and trusts begins.

Shortly after any year for which it makes such an election, the Fund will report to its shareholders the amount per share of such foreign tax that must be included in each shareholder’s gross income and the amount that will be available for deduction or credit.  In general, a shareholder may elect each year whether to claim deductions or credits for foreign taxes.  However, no deductions for foreign taxes may be claimed by a non-corporate shareholder who does not itemize deductions.  If a shareholder elects to credit foreign taxes, the amount of credit that may be claimed in any year cannot exceed the same proportion of the U.S. tax against which such credit is taken as the shareholder’s taxable income from foreign sources bears to his or her entire taxable income, unless the shareholder is an individual all of whose gross income from non-U.S. sources is qualified passive income and whose creditable foreign taxes for the taxable year do not exceed $300 ($600 for a joint return).

As a general rule, if the Fund has made the appropriate election, a shareholder may treat as foreign source income the portion of any dividend paid by the Fund which represents income derived from sources within foreign countries, as well as the shareholder’s proportionate share of the taxes paid to those countries.  Capital gains realized by the Fund on the sale of foreign securities and other foreign currency gains of the Fund are considered to be U.S.-source income and, therefore, any portion of the tax credit passed through to shareholders that is attributable to such gains or distributions might not be usable by a shareholder who does not have other foreign source income.

Backup Withholding

The Fund may be required to withhold U.S. Federal income tax at a 24% rate from all distributions and redemption proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Service that they are subject to backup withholding.  Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding.  This withholding is not an additional tax.  Any amounts withheld may be credited against the shareholder’s U.S. Federal income tax liability, provided the required information is furnished to the Service on a timely basis.

Foreign Shareholders

U.S. Federal income taxation of a shareholder who with respect to the United States is a nonresident alien individual, a foreign trust or estate, a foreign corporation or foreign partnership (a “Foreign Shareholder”) depends on whether the income from the Fund is “effectively connected” with the conduct of a U.S. trade or business carried on by the Foreign Shareholder.

Except as provided below, if the income from the Fund is not “effectively connected” with the conduct of a U.S. trade or business carried on by the Foreign Shareholder, distributions of investment company taxable income (other than distributions that consist of long-term capital gains) will be subject to a U.S. Federal income tax of 30% (or lower treaty rate), which tax is generally withheld from such distributions.  This withholding would not apply to amounts properly designated by the Fund as an “interest-related dividend” or a “short-term capital gain dividend”.  The aggregate amount treated as an interest-related dividend for a year is limited to the Fund’s qualified net interest income for the year, which is the excess of the Fund’s qualified interest income (generally, its U.S.-source interest income) over the deductions properly allocable to such income.  The aggregate amount treated as a “short-term capital gain dividend” is generally limited to the excess of the Fund’s net short-term capital gain over its net long-term capital loss.

If the income from the Fund is “effectively connected” with the conduct of a U.S. trade or business carried on by a Foreign Shareholder, then distributions of investment company taxable income, any capital gains distributions, any amounts retained by the Fund that are designated as undistributed capital gains and any gains realized upon the sale or exchange of shares will be subject to U.S. Federal income tax at the graduated rates applicable to U.S. citizens, residents or domestic corporations.  A corporate Foreign Shareholder may also be subject to the branch profits tax imposed by the Code.

In the case of a Foreign Shareholder, the Fund may be required to withhold U.S. Federal income tax from distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless the Foreign Shareholder certifies his foreign status under penalties of perjury or otherwise establishes an exemption.  See “Backup Withholding” in this section.

Withholding at a rate of 30% may be imposed on payments to certain foreign entities (including financial intermediaries) of dividends on dispositions of U.S. common stock, unless various U.S. information reporting and due diligence requirements (generally relating to ownership by U.S. persons of interests in or accounts with those entities) have been satisfied.  Under proposed Regulations upon which taxpayers generally may rely until final Regulations are issued, such withholding on the gross proceeds of dispositions and certain capital gain distributions, scheduled to take effect beginning January 1, 2019, has been eliminated. Shareholders should consult their tax advisors regarding the possible implications of this withholding on their investment in the Fund.

The tax consequences to a Foreign Shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein.  Foreign Shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund.

Cost Basis Reporting

The Fund is required to report to shareholders and the Service the “cost basis” of shares and the character of realized gains and losses attributable to the redemption of shares.  These requirements do not apply to investments through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement plan.  The “cost basis” of a share is generally its purchase price adjusted for dividend reinvestments, return of capital, and other corporate actions.  Cost basis is used to determine whether a sale of the shares results in a gain or loss.

The Fund will permit shareholders to elect from among several Service-accepted cost basis methods to calculate the cost basis in their shares.  If a shareholder does not affirmatively elect a cost basis method, then the Fund’s default cost basis calculation method, which is currently the FIFO (first-in, first-out) method, will be applied to their account.  The cost basis method elected or applied may not be changed after the settlement date of a sale of shares.

If a shareholder holds shares through a broker, the shareholder should contact that broker with respect to the reporting of cost basis and available elections for its account.

Prospective investors are urged to consult their own tax advisors regarding specific questions about application of the cost basis reporting rules and, in particular, which cost basis calculation method to elect.

Other Taxation

Shareholders may be subject to state, local and foreign taxes on their Fund distributions and on the sale of shares.  The foregoing is a brief summary of certain material tax matters that are pertinent to prospective investors.  The summary is not, and is not intended to be, a complete analysis of all provisions of the U.S. Federal tax law which may have an effect on such investments.  This analysis is not intended as a substitute for careful tax planning.  Accordingly, prospective investors are urged to consult their own respective tax advisors with respect to their own respective tax situations and the effects of this investment thereon.

GENERAL INFORMATION

Anti-Money Laundering Program

The Fund has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  To ensure compliance with this law, the Fund’s Program provides for the development of internal practices, procedures, and controls, designation of anti-money laundering compliance officers, an ongoing training program, and an independent audit function to determine the effectiveness of the Program.  As part of the Program, the Fund has designated an anti-money laundering officer.

Procedures to implement the Program include, but are not limited to, determining that the Transfer Agent has established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, and conducting a complete and thorough review of all new opening account applications.  The Fund will not transact business with any person or entity whose identity was not adequately verified under the provisions of the USA PATRIOT Act.

Description of Shares

The Trust is authorized to issue an unlimited number of shares of beneficial interest, $.001 par value.  Currently, the Fund is a series of shares of the Trust, and the Fund offers Investor Class shares and Institutional Class shares.  The Board has the authority to establish additional series of shares (representing interests in separate investment portfolios of the Trust in addition to the Fund) and, subject to applicable rules, may establish two or more classes of shares of any series, with the differences in classes representing differences as to certain expenses and share distribution arrangements.  Shares are fully paid and non-assessable and have no pre-emptive or conversion rights.

Shareholders of the Fund are entitled to vote, together with the holders of shares of any other series of the Trust, on the election or removal of Trustees and the ratification of the Trust’s independent registered public accounting firm when those matters are voted upon by shareholders.  Shareholders are also entitled to vote on other matters as required by the 1940 Act, the Trust’s Declaration of Trust, the Trust’s By-Laws, any registration of the Trust with the SEC or any state, or as the Trustees may consider necessary or desirable.  On these other matters, shares of the Fund will generally vote as a separate class from any other series of the Trust’s shares.  Each share (and fractional share) is entitled to one vote (or fraction thereof).  However, if shares of more than one series vote together on a matter as a single class, each share (or fraction thereof) will be entitled to the number of votes that equals the net asset value of such share (or fraction thereof) determined as of the applicable record date.  All shares have non-cumulative voting rights, meaning that shareholders entitled to cast more than 50% of the votes for the election of Trustees can elect all of the Trustees standing for election if they choose to do so.

Administration

Pursuant to the Administration and Accounting Services Agreement with the Trust (the “Services Agreement”), UMB Fund Services, Inc. (“UMB Fund Services” or the “Administrator”), located at 235 W. Galena Street, Milwaukee, Wisconsin, 53212, serves as the administrator of the Fund.  The Administrator provides various administrative and accounting services necessary for the operations of the Trust and the Fund.  Services provided by the Administrator include facilitating general Fund management; monitoring Fund compliance with federal and state regulations; supervising the maintenance of the Fund’s general ledger, the preparation of the Fund’s financial statements, the determination of NAV, and the payment of dividends and other distributions to shareholders; and preparing specified financial, tax and other reports.

For the fiscal periods ended March 31, 2022, 2021 and 2020, the Fund paid administrative service fees in the amounts of $79,193, $73,642 and $59,763, respectively.

Custodian

Pursuant to a Custody Agreement with the Trust, UMB Bank, N.A. (the “Custodian”) located at 1010 Grand Boulevard, Kansas City, MI, 64106, acts as the custodian of the Fund’s securities and cash and as the Fund’s accounting services agent.  The Custodian is responsible for maintaining custody of the Fund’s cash and investments and retaining subcustodians, including in connection with the custody of foreign securities.  As the accounting services agent of the Fund, the Custodian maintains and keeps current the books, accounts, records, journals or other records of original entry relating to the Fund’s business.  For providing such services, the Custodian receives the greater of a minimum fee or an asset-based fee in addition to transaction fees plus out-of-pocket expenses.

Transfer Agent

Pursuant to a Transfer Agent Agreement with the Trust, UMB Fund Services (the “Transfer Agent”) acts as the Fund’s transfer and disbursing agent.  The Transfer Agent is located at 235 W. Galena Street, Milwaukee, Wisconsin, 53212.

The Transfer Agent provides certain shareholder and other services to the Fund, including furnishing account and transaction information and maintaining shareholder account records.  The Transfer Agent is responsible for processing orders and payments for share purchases.  The Transfer Agent mails proxy materials (and receives and tabulates proxies), shareholder reports, confirmation forms for purchases and redemptions and Prospectuses to shareholders.  The Transfer Agent disburses income dividends and capital distributions and prepares and files appropriate tax-related information concerning dividends and distributions to shareholders.  For its services as transfer agent, the Transfer Agent receives the greater of a minimum fee or an asset-based fee in addition to transaction charges plus out-of-pocket expenses.

Independent Registered Public Accounting Firm

The Trust’s independent registered public accounting firm, Deloitte & Touche LLP, audits the Fund’s annual financial statements, performs other related audit services, and its affiliate, Deloitte Tax LLP, prepares the Fund’s tax returns.  Deloitte & Touche LLP is located at 555 East Wells Street, Milwaukee, WI  53202.

Trustee and Officer Liability

Under the Trust’s Declaration of Trust and its By-Laws, and under Delaware law, the Trustees, officers, employees, and certain agents of the Trust are entitled to indemnification under certain circumstances against liabilities, claims, and expenses arising from any threatened, pending, or completed action, suit, or proceeding to which they are made parties by reason of the fact that they are or were such Trustees, officers, employees, or agents of the Trust, subject to the limitations of the 1940 Act that prohibit indemnification that would protect such persons against liabilities to the Trust or its shareholders to which they would otherwise be subject by reason of their own bad faith, willful misfeasance, gross negligence, or reckless disregard of duties.

Legal Counsel

Kramer Levin Naftalis & Frankel LLP, 1177 Avenue of the Americas, New York, NY 10036, serves as counsel to the Trust.

Registration Statement

This SAI and the Prospectus do not contain all of the information set forth in the Registration Statement the Trust has filed with the SEC.  The complete Registration Statement may be obtained from the SEC upon payment of the fee prescribed by the rules and regulations of the SEC.  A text-only version of the Registration Statement is available on the SEC’s website, www.sec.gov.

More Information

You can receive free copies of reports, request other information and discuss your questions about the Fund by contacting your financial advisor or the Trust directly at (855) 771-7119 or by writing to the Fund at:

Fiera Capital Series Trust
PO Box 2175
Milwaukee, WI 53233

FINANCIAL STATEMENTS

The Fund’s audited financial statements for the fiscal year ended March 31, 2022, including the Financial Highlights appearing in the Prospectus, are incorporated by reference and made a part of this document. You may request a copy of the Fund’s Annual and Semi-Annual Reports to shareholders, at no charge by calling the Fund at (855) 771-7119 or by visiting http://www.fierausa.com/investment-strategies/mutual-funds/

PART C
OTHER INFORMATION

ITEM 28.	Exhibits.

Exhibit Number	Description
28(a)(1)	Certificate of Trust of Registrant.(1)
28(a)(2)	Amendment to Certificate of Trust of Registrant.(3)
28(a)(3)	Declaration of Trust.(2)
28(a)(4)	Amended and Restated Declaration of Trust.(3)
28(a)(5)	Instrument Adding Series to Declaration of Trust.(8)
28(a)(6)	Instrument Adding Series to Declaration of Trust.(4)
28(a)(7)	Instrument Adding Series to Declaration of Trust.(5)
28(a)(8)	Instrument Adding Series to Declaration of Trust.(11)
28(a)(9)	Instrument Adding Series to Declaration of Trust.(15)
28(a)(10)	Instrument Adding Series to Declaration of Trust.(21)
28(b)	By-Laws of Registrant.(2)
28(c)	Incorporated by reference to Declaration of Trust and Bylaws.
28(d)(1)	Investment Advisory Agreement.(9)
28(d)(2)	Investment Advisory Agreement.(3)
28(d)(3)	Investment Advisory Agreement.(7)
28(d)(4)	Investment Advisory Agreement.(6)
28(d)(5)	Mauritius Subsidiary Investment Advisory Agreement.(10)
28(d)(6)	Investment Advisory Agreement.(12)
28(d)(7)	Investment Advisory Agreement.(15)
28(d)(8)	Investment Advisory Agreement(22)
28(d)(9)	Amendment No. 1 to Investment Advisory Agreement.(23)
28(e)(1)	Form of Distribution Agreement.(3)
28(e)(2)	Form of Dealer Agreement.(3)
28(e)(3)	Form of Selling Group Member Agreement.(3)
28(f)	Not applicable.
28(g)(1)	Form of Custodian Agreement.(2)
28(g)(2)	Form of Rule 17f-5 Delegation Agreement.(2)
28(h)(1)	Form of Administration and Accounting Services Agreement.(2)

28(h)(2)	Form of Transfer Agent Agreement.(2)
28(h)(3)	Expense Limitation Agreement.(9)
28(h)(4)	Expense Limitation Agreement.(3)
28(h)(5)	Expense Limitation Agreement.(7)
28(h)(6)	Expense Limitation Agreement.(6)
28(h)(7)	Expense Limitation Agreement.(12)
28(h)(8)	Expense Limitation Agreement.(13)
28(h)(9)	Expense Limitation Agreement.(14)
28(h)(10)	Expense Limitation Agreement. (16)
28(h)(11)	Expense Limitation Agreement. (17)
28(h)(12)	Expense Limitation Agreement. (18)
28(h)(13)	Expense Limitation Agreement. (19)
28(h)(14)	Expense Limitation Agreement. (20)
28(h)(15)	Expense Limitation Agreement.(22)
28(h)(16)	Expense Limitation Agreement. (23)
28(h)(17)	Expense Limitation Agreement. (24)
28(h)(18)	Expense Limitation Agreement. (25)
28(h)(19)	Expense Limitation Agreement. (26)
28(h)(20)	Expense Limitation Agreement. (27)
28(h)(21)	Expense Limitation Agreement.(28)
28(h)(22)	Expense Limitation Agreement.(29)
28(h)(23)	Expense Limitation Agreement.(30)
28(h)(24)	Expense Limitation Agreement.(31)
28(h)(25)	Expense Limitation Agreement.*
28(i)(1)	Opinion and Consent of Kramer Levin Naftalis & Frankel LLP. (3)
28(i)(2)	Opinion and Consent of Richards, Layton & Finger, P.A.(10)
28(i)(3)	Opinion and Consent of Richards, Layton & Finger, P.A.(3)
28(i)(4)	Opinion and Consent of Richards, Layton & Finger, P.A.(7)
28(i)(5)	Opinion and Consent of Richards, Layton & Finger, P.A.(6)
28(i)(6)	Opinion and Consent of Kramer Levin Naftalis & Frankel LLP.(12)
28(i)(7)	Opinion and Consent of Kramer Levin Naftalis & Frankel LLP.(20)
28(i)(8)	Opinion and Consent of Kramer Levin Naftalis & Frankel LLP.(22)
28(j)(1)	Consent of Independent Registered Public Accounting Firm.*

28(j)(2)	Consent of Kramer Levin Naftalis & Frankel LLP.(10)
28(j)(3)	Consent of Kramer Levin Naftalis & Frankel LLP.(7)
28(j)(4)	Consent of Kramer Levin Naftalis & Frankel LLP.(6)
28(k)	Not applicable.
28(l)	Form of Initial Capital Agreement.(3)
28(m)	Amended and Restated Rule 12b-1 Plan.(6)
28(n)	Amended and Restated Rule 18f-3 Plan.(6)
28(o)	Not applicable.
28(p)(1)	Code of Ethics of Registrant.(2)
28(p)(2)	Code of Ethics of the Adviser.(22)

ITEM 29.	Persons Controlled by or Under Common Control with Registrant.

Not applicable.

ITEM 30.	Indemnification.

Article VII of the Registrant’s Declaration of Trust provides for indemnification of officers and Trustees as follows:

Section 2. Indemnification and Limitation of Liability.

The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, Investment Adviser or Principal Underwriter(s) of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and the Trust out of its assets shall indemnify and hold harmless each and every Trustee from and against any and all claims and demands whatsoever arising out of or related to each Trustee’s performance of his duties as a Trustee of the Trust to the fullest extent permitted by law; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee from or against any liability to the Trust or any Shareholder to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in or with respect to their or his capacity as Trustees or Trustee, and such Trustees or Trustee shall not be personally liable thereon.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Section 3. Trustee’s Good Faith Action; Expert Advice; No Bond or Surety.

The exercise by the Trustees of their powers and discretions hereunder shall be binding upon everyone interested. A Trustee shall be liable to the Trust and to any Shareholder solely for his own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees may take advice of counsel or other experts with respect to the meaning and operation of this Declaration, and shall be under no liability for any act or omission in accordance with such advice nor for failing to follow such advice. The Trustees shall not be required to give any bond as such, nor any surety if a bond is required.

Section 4. Insurance.

The Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase with Trust assets insurance for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit or proceeding in which he becomes involved by virtue of his capacity or former capacity with the Trust.

Pursuant to the Distribution Agreement, Distributor agrees to indemnify the Registrant, its officers and trustees against claims, demands, liabilities and expenses under specified circumstances, all as more fully set forth in the Registrant’s Distribution Agreement, which has been filed as an exhibit to the Registration Statement.

The Registrant may be party to other contracts that include indemnification provisions for the benefit of the Registrant’s trustees and officers.

The trustees and officers of the Registrant and the personnel of the Registrant’s investment adviser are insured under an errors and omissions liability insurance policy.

ITEM 31.	Business and Other Connections of Investment Adviser.

A description of any other business, profession, vocation, or employment of a substantial nature in which the Adviser, and each director, officer, or partner of the Adviser, is or has been engaged within the last two fiscal years for his or her own account or in the capacity of director, employee, partner or trustee, is set forth in the Form ADV of the Adviser, as filed with the Securities and Exchange Commission (the “SEC”) on March 18, 2022 and is incorporated herein by this reference.

ITEM 32.	Principal Underwriters.

(a)	Foreside Fund Services, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	ABS Long/Short Strategies Fund
2.	Absolute Shares Trust
3.	Adaptive Core ETF, Series of Collaborative Investment Series Trust
4.	AdvisorShares Trust
5.	AFA Multi-Manager Credit Fund

6.	AGF Investments Trust
7.	AIM ETF Products Trust
8.	Alexis Practical Tactical ETF, Series of Listed Funds Trust
9.	Alpha Intelligent – Large Cap Growth ETF, Series of Listed Funds Trust
10.	Alpha Intelligent – Large Cap Value ETF, Series of Listed Funds Trust
11.	AlphaCentric Prime Meridian Income Fund
12.	American Century ETF Trust
13.	Amplify ETF Trust
14.	Applied Finance Core Fund, Series of World Funds Trust
15.	Applied Finance Explorer Fund, Series of World Funds Trust
16.	Applied Finance Select Fund, Series of World Funds Trust
17.	ARK ETF Trust
18.	ASYMmetric ETFs Trust
19.	Bluestone Community Development Fund
20.	BondBloxx ETF Trust
21.	Braddock Multi-Strategy Income Fund, Series of Investment Managers Series Trust
22.	Bridgeway Funds, Inc.
23.	Brinker Capital Destinations Trust
24.	Brookfield Real Assets Income Fund Inc.
25.	Build Funds Trust
26.	Calamos Convertible and High Income Fund
27.	Calamos Convertible Opportunities and Income Fund
28.	Calamos Dynamic Convertible and Income Fund
29.	Calamos Global Dynamic Income Fund
30.	Calamos Global Total Return Fund
31.	Calamos Strategic Total Return Fund
32.	Carlyle Tactical Private Credit Fund
33.	Cboe Vest Bitcoin Strategy Managed Volatility Fund, Series of World Funds Trust
34.	Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund, Series of World Funds Trust
35.	Cboe Vest US Large Cap 10% Buffer Strategies Fund, Series of World Funds Trust
36.	Cboe Vest US Large Cap 10% Buffer VI Fund, Series of World Funds Trust
37.	Cboe Vest US Large Cap 20% Buffer Strategies Fund, Series of World Funds Trust
38.	Cboe Vest US Large Cap 20% Buffer VI Fund, Series of World Funds Trust
39.	Center Coast Brookfield MLP & Energy Infrastructure Fund
40.	Changebridge Capital Long/Short ETF, Series of Listed Funds Trust
41.	Changebridge Capital Sustainable Equity ETF, Series of Listed Funds Trust
42.	Clifford Capital Focused Small Cap Value Fund, Series of World Funds Trust
43.	Clifford Capital International Value Fund, Series of World Funds Trust
44.	Clifford Capital Partners Fund, Series of World Funds Trust
45.	Cliffwater Corporate Lending Fund
46.	Cliffwater Enhanced Lending Fund
47.	Cohen & Steers Infrastructure Fund, Inc.
48.	Convergence Long/Short Equity ETF, Series of Trust for Professional Managers
49.	CornerCap Group of Funds
50.	CrossingBridge Pre-Merger SPAC ETF, Series of Trust for Professional Managers
51.	Curasset Capital Management Core Bond Fund, Series of World Funds Trust
52.	Curasset Capital Management Limited Term Income Fund, Series of World Funds Trust
53.	Davis Fundamental ETF Trust
54.	Defiance Digital Revolution ETF, Series of ETF Series Solutions
55.	Defiance Hotel, Airline, and Cruise ETF, Series of ETF Series Solutions
56.	Defiance Next Gen Altered Experience ETF, Series of ETF Series Solutions

57.	Defiance Next Gen Connectivity ETF, Series of ETF Series Solutions
58.	Defiance Next Gen H2 ETF, Series of ETF Series Solutions
59.	Defiance Next Gen SPAC Derived ETF, Series of ETF Series Solutions
60.	Defiance Quantum ETF, Series of ETF Series Solutions
61.	Direxion Shares ETF Trust
62.	Dividend Performers ETF, Series of Listed Funds Trust
63.	Dodge & Cox Funds
64.	DoubleLine ETF Trust
65.	DoubleLine Opportunistic Credit Fund
66.	DoubleLine Yield Opportunities Fund
67.	Eaton Vance NextShares Trust
68.	Eaton Vance NextShares Trust II
69.	EIP Investment Trust
70.	Ellington Income Opportunities Fund
71.	Esoterica Thematic ETF Trust
72.	ETF Opportunities Trust
73.	Evanston Alternative Opportunities Fund
74.	Exchange Listed Funds Trust
75.	Fiera Capital Series Trust
76.	FlexShares Trust
77.	FOMO ETF, Series of Collaborative Investment Series Trust
78.	Forum Funds
79.	Forum Funds II
80.	Goose Hollow Tactical Allocation ETF, Series of Collaborative Investment Series Trust
81.	Grayscale Future of Finance ETF, Series of ETF Series Solutions
82.	Grizzle Growth ETF, Series of Listed Funds Trust
83.	Guinness Atkinson Funds
84.	Harbor ETF Trust
85.	Horizon Kinetics Inflation Beneficiaries ETF, Series of Listed Funds Trust
86.	IDX Funds
87.	Innovator ETFs Trust
88.	Ironwood Institutional Multi-Strategy Fund LLC
89.	Ironwood Multi-Strategy Fund LLC
90.	John Hancock Exchange-Traded Fund Trust
91.	Kelly Strategic ETF Trust
92.	LDR Real Estate Value-Opportunity Fund, Series of World Funds Trust
93.	LifeGoal Conservative Wealth Builder ETF, Series of Northern Lights Fund Trust II
94.	LifeGoal Home Down Payment ETF, Series of Northern Lights Fund Trust II
95.	LifeGoal Wealth Builder ETF, Series of Northern Lights Fund Trust II
96.	Mairs & Power Balanced Fund, Series of Trust for Professional Managers
97.	Mairs & Power Growth Fund, Series of Trust for Professional Managers
98.	Mairs & Power Minnesota Municipal Bond ETF, Series of Trust for Professional Managers
99.	Mairs & Power Small Cap Fund, Series of Trust for Professional Managers
100.	Manor Investment Funds
101.	Merk Stagflation ETF, Series of Listed Funds Trust
102.	Milliman Variable Insurance Trust
103.	Mindful Conservative ETF, Series of Collaborative Investment Series Trust
104.	Moerus Worldwide Value Fund, Series of Northern Lights Fund Trust IV
105.	Mohr Growth ETF, Series of Collaborative Investment Series Trust
106.	Morgan Creek - Exos Active SPAC Arbitrage ETF, Series of Listed Funds Trust
107.	Morgan Creek - Exos SPAC Originated ETF, Series of Listed Funds Trust

108.	Morningstar Funds Trust
109.	OTG Latin American Fund, Series of World Funds Trust
110.	Overlay Shares Core Bond ETF, Series of Listed Funds Trust
111.	Overlay Shares Foreign Equity ETF, Series of Listed Funds Trust
112.	Overlay Shares Hedged Large Cap Equity ETF, Series of Listed Funds Trust
113.	Overlay Shares Large Cap Equity ETF, Series of Listed Funds Trust
114.	Overlay Shares Municipal Bond ETF, Series of Listed Funds Trust
115.	Overlay Shares Short Term Bond ETF, Series of Listed Funds Trust
116.	Overlay Shares Small Cap Equity ETF, Series of Listed Funds Trust
117.	Palmer Square Opportunistic Income Fund
118.	Partners Group Private Income Opportunities, LLC
119.	PENN Capital Funds Trust
120.	Performance Trust Mutual Funds, Series of Trust for Professional Managers
121.	Perkins Discovery Fund, Series of World Funds Trust
122.	Philotimo Focused Growth and Income Fund, Series of World Funds Trust
123.	Plan Investment Fund, Inc.
124.	PMC Funds, Series of Trust for Professional Managers
125.	Point Bridge America First ETF, Series of ETF Series Solutions
126.	Preferred-Plus ETF, Series of Listed Funds Trust
127.	Putnam ETF Trust
128.	Quaker Investment Trust
129.	Rareview Dynamic Fixed Income ETF, Series of Collaborative Investment Series Trust
130.	Rareview Inflation/Deflation ETF, Series of Collaborative Investment Series Trust
131.	Rareview Systematic Equity ETF, Series of Collaborative Investment Series Trust
132.	Rareview Tax Advantaged Income ETF, Series of Collaborative Investment Series Trust
133.	Renaissance Capital Greenwich Funds
134.	Revere Sector Opportunity ETF, Series of Collaborative Investment Series Trust
135.	Reynolds Funds, Inc.
136.	RiverNorth Patriot ETF, Series of Listed Funds Trust (f/k/a RiverNorth Volition America Patriot ETF)
137.	RMB Investors Trust
138.	Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust
139.	Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust
140.	Roundhill Ball Metaverse ETF, Series of Listed Funds Trust
141.	Roundhill BITKRAFT Esports & Digital Entertainment ETF, Series of Listed Funds Trust
142.	Roundhill Cannabis ETF, Series of Listed Funds Trust
143.	Roundhill IO Digital Infrastructure ETF, Series of Listed Funds Trust
144.	Roundhill MEME ETF, Series of Listed Funds Trust
145.	Roundhill Sports Betting & iGaming ETF, Series of Listed Funds Trust
146.	Rule One Fund, Series of World Funds Trust
147.	Salient MF Trust
148.	Securian AM Balanced Stabilization Fund, Series of Investment Managers Series Trust
149.	Securian AM Equity Stabilization Fund, Series of Investment Managers Series Trust
150.	Securian AM Real Asset Income Fund, Series of Investment Managers Series Trust
151.	SHP ETF Trust
152.	Six Circles Trust
153.	Sound Shore Fund, Inc.
154.	Sparrow Funds
155.	Spear Alpha ETF, Series of Listed Funds Trust
156.	STF Tactical Growth & Income ETF, Series of Listed Funds Trust
157.	STF Tactical Growth ETF, Series of Listed Funds Trust

158.	Strategy Shares
159.	Swan Hedged Equity US Large Cap ETF, Series of Listed Funds Trust
160.	Syntax ETF Trust
161.	Teucrium Agricultural Strategy No K-1 ETF, Series of Listed Funds Trust
162.	The B.A.D. ETF, Series of Listed Funds Trust
163.	The Chartwell Funds
164.	The Community Development Fund
165.	The De-SPAC ETF, Series of Collaborative Investment Series Trust
166.	The Finite Solar Finance Fund
167.	The Private Shares Fund (f/k/a SharesPost 100 Fund)
168.	The Short De-SPAC ETF, Series of Collaborative Investment Series Trust
169.	The SPAC and New Issue ETF, Series of Collaborative Investment Series Trust
170.	Third Avenue Trust
171.	Third Avenue Variable Series Trust
172.	Tidal ETF Trust
173.	TIFF Investment Program
174.	Timothy Plan High Dividend Stock Enhanced ETF, Series of The Timothy Plan
175.	Timothy Plan High Dividend Stock ETF, Series of The Timothy Plan
176.	Timothy Plan International ETF, Series of The Timothy Plan
177.	Timothy Plan US Large/Mid Cap Core ETF, Series of The Timothy Plan
178.	Timothy Plan US Large/Mid Core Enhanced ETF, Series of The Timothy Plan
179.	Timothy Plan US Small Cap Core ETF, Series of The Timothy Plan
180.	Total Fund Solution
181.	TrueShares ESG Active Opportunities ETF, Series of Listed Funds Trust
182.	TrueShares Low Volatility Equity Income ETF, Series of Listed Funds Trust
183.	TrueShares Structured Outcome (April) ETF, Series of Listed Funds Trust
184.	TrueShares Structured Outcome (August) ETF, Series of Listed Funds Trust
185.	TrueShares Structured Outcome (December) ETF, Series of Listed Funds Trust
186.	TrueShares Structured Outcome (February) ETF, Series of Listed Funds Trust
187.	TrueShares Structured Outcome (January) ETF, Series of Listed Funds Trust
188.	TrueShares Structured Outcome (July) ETF, Series of Listed Funds Trust
189.	TrueShares Structured Outcome (June) ETF, Series of Listed Funds Trust
190.	TrueShares Structured Outcome (March) ETF, Series of Listed Funds Trust
191.	TrueShares Structured Outcome (May) ETF, Listed Funds Trust
192.	TrueShares Structured Outcome (November) ETF, Series of Listed Funds Trust
193.	TrueShares Structured Outcome (October) ETF, Series of Listed Funds Trust
194.	TrueShares Structured Outcome (September) ETF, Series of Listed Funds Trust
195.	TrueShares Technology, AI & Deep Learning ETF, Series of Listed Funds Trust
196.	Tuttle Capital Short Innovation ETF, Series of Collaborative Investment Series Trust
197.	U.S. Global Investors Funds
198.	Union Street Partners Value Fund, Series of World Funds Trust
199.	Variant Alternative Income Fund
200.	Variant Impact Fund
201.	VictoryShares Developed Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
202.	VictoryShares Dividend Accelerator ETF, Series of Victory Portfolios II
203.	VictoryShares Emerging Market High Div Volatility Wtd ETF, Series of Victory Portfolios II
204.	VictoryShares International High Div Volatility Wtd ETF, Series of Victory Portfolios II
205.	VictoryShares International Volatility Wtd ETF, Series of Victory Portfolios II
206.	VictoryShares NASDAQ Next 50 ETF, Series of Victory Portfolios II
207.	VictoryShares Protect America ETF, Series of Victory Portfolios II
208.	VictoryShares Top Veteran Employers ETF, Series of Victory Portfolios II

209.	VictoryShares US 500 Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
210.	VictoryShares US 500 Volatility Wtd ETF, Series of Victory Portfolios II
211.	VictoryShares US Discovery Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
212.	VictoryShares US EQ Income Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
213.	VictoryShares US Large Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II
214.	VictoryShares US Multi-Factor Minimum Volatility ETF, Series of Victory Portfolios II
215.	VictoryShares US Small Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II
216.	VictoryShares US Small Cap Volatility Wtd ETF, Series of Victory Portfolios II
217.	VictoryShares USAA Core Intermediate-Term Bond ETF, Series of Victory Portfolios II
218.	VictoryShares USAA Core Short-Term Bond ETF, Series of Victory Portfolios II
219.	VictoryShares USAA MSCI Emerging Markets Value Momentum ETF, Series of Victory Portfolios II
220.	VictoryShares USAA MSCI International Value Momentum ETF, Series of Victory Portfolios II
221.	VictoryShares USAA MSCI USA Small Cap Value Momentum ETF, Series of Victory Portfolios II
222.	VictoryShares USAA MSCI USA Value Momentum ETF, Series of Victory Portfolios II
223.	Walthausen Funds
224.	West Loop Realty Fund, Series of Investment Managers Series Trust
225.	WisdomTree Trust
226.	WST Investment Trust
227.	XAI Octagon Floating Rate & Alternative Income Term Trust

(b)	The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	President/Manager	None
Chris Lanza	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Kate Macchia	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None

Nanette K. Chern	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None
Kelly B. Whetstone	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None
Susan L. LaFond	111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	Treasurer	None

(c)	Not applicable.

ITEM 33.	Location of Accounts and Records.

UMB Fund Services, Inc., the Trust’s Administrator, maintains certain required accounting related and financial books and records of the Registrant at 235 W. Galena St., Milwaukee, WI 53212. The other required books and records are maintained by the Adviser at 375 Park Avenue, New York, NY 10152.

ITEM 34.	Management Services.

Not Applicable.

ITEM 35.	Undertakings.

Not Applicable.

*	Filed herewith.

**	To be filed by subsequent amendment.

(1) Previously filed as an exhibit to the Registrant’s Registration Statement on Form N-1A (File No. 811-23220), filed on December 12, 2016.

(2) Previously filed as an exhibit to the Registrant’s Pre-Effective Amendment to the Registration Statement on Form N-1A (File No. 811-23220), filed on March 31, 2017.

(3) Previously filed as an exhibit to the Registrant’s Pre-Effective Amendment to the Registration Statement on Form N-1A (File No. 811-23220), filed on April 26, 2017.

(4) Previously filed as an exhibit to the Registrant’s Post-Effective Amendment to the Registration Statement on Form N-1A (File No. 811-23220), filed on July 26, 2017.

(5) Previously filed as an exhibit to the Registrant’s Post-Effective Amendment to the Registration Statement on Form N-1A (File No. 811-23220), filed on July 27, 2017.

(6) Previously filed as an exhibit to the Registrant’s Post-Effective Amendment to the Registration Statement on Form N-1A (File No. 811-23220) for Fiera Capital Small/Mid-Cap Growth Fund, filed on September 13, 2017.

(7) Previously filed as an exhibit to the Registrant’s Post-Effective Amendment to the Registration Statement on Form N-1A (File No. 811-23220) for Fiera Capital International Equity Fund, filed on September 13, 2017.

(8) Previously filed as an exhibit to the Registrant’s Post-Effective Amendment to the Registration Statement on Form N-1A (File No. 811-23220) for Fiera Capital Emerging Markets Fund, filed on November 17, 2017.

(9) Previously filed as an exhibit to the Registrant’s Post-Effective Amendment to the Registration Statement on Form N-1A (File No. 811-23220) for Fiera Capital Emerging Markets Fund, filed on December 1, 2017.

(10) Previously filed as an exhibit to the Registrant’s Post-Effective Amendment to the Registration Statement on Form N-1A (File No. 811-23220) for Fiera Capital Emerging Markets Fund, filed on March 9, 2018.

(11) Previously filed as an exhibit to the Registrant’s Post-Effective Amendment to the Registration Statement on Form N-1A (File No. 811-23220) for Fiera Capital Equity Allocation Fund, filed on May 15, 2018.

(12) Previously filed as an exhibit to the Registrant’s Post-Effective Amendment to the Registration Statement on Form N-1A (File No. 811-23220) for Fiera Capital Equity Allocation Fund, filed on July 25, 2018.

(13) Previously filed as an exhibit to the Registrant’s Post-Effective Amendment to the Registration Statement on Form N-1A (File No. 811-23220) for Fiera Capital International Equity Fund, filed on July 30, 2018.

(14) Previously filed as an exhibit to the Registrant’s Post-Effective Amendment to the Registration Statement on Form N-1A (File No. 811-23220) for Fiera Capital Global Equity Focused Fund, filed on July 30, 2018.

(15) Previously filed as an exhibit to the Registrant’s Post-Effective Amendment to the Registration Statement on Form N-1A (File No. 811-23220) for Fiera Capital U.S. Equity Long-Term Quality Fund, filed on June 27, 2019.

(16) Previously filed as an exhibit to the Registrant’s Post-Effective Amendment to the Registration Statement on Form N-1A (File No. 811-23220) for Fiera Capital Emerging Markets Fund, filed on July 29, 2019.

(17) Previously filed as an exhibit to the Registrant’s Post-Effective Amendment to the Registration Statement on Form N-1A (File No. 811-23220) for Fiera Capital Equity Allocation Fund, filed on July 29, 2019.

(18) Previously filed as an exhibit to the Registrant’s Post-Effective Amendment to the Registration Statement on Form N-1A (File No. 811-23220) for Fiera Capital Global Equity Fund, filed on July 29, 2019.

(19) Previously filed as an exhibit to the Registrant’s Post-Effective Amendment to the Registration Statement on Form N-1A (File No. 811-23220) for Fiera Capital International Equity Fund, filed on July 29, 2019.

(20) Previously filed as an exhibit to the Registrant’s Post-Effective Amendment to the Registration Statement on Form N-1A (File No. 811-23220) for Fiera Capital U.S. Equity Long-Term Quality Fund, filed on September 9, 2019.

(21) Previously filed as an exhibit to the Registrant’s Post-Effective Amendment to the Registration Statement on Form N-1A (File No. 811-23220) for Fiera Capital Intermediate Municipal Enhanced Fund, filed on March 27, 2020.

(22) Previously filed as an exhibit to the Registrant’s Post-Effective Amendment to the Registration Statement on Form N-1A (File No. 811-23220) for Fiera Capital Intermediate Municipal Enhanced Fund, filed on June 9, 2020.

(23) Previously filed as an exhibit to the Registrant’s Post-Effective Amendment to the Registration Statement on Form N-1A (File No. 811-23220) for Fiera Capital Small/Mid-Cap Growth Fund, filed on July 29, 2020.

(24) Previously filed as an exhibit to the Registrant’s Post-Effective Amendment to the Registration Statement on Form N-1A (File No. 811-23220) for Fiera Capital Emerging Markets Fund, filed on July 29, 2020.

(25) Previously filed as an exhibit to the Registrant’s Post-Effective Amendment to the Registration Statement on Form N-1A (File No. 811-23220) for Fiera Capital Global Equity Fund, filed on July 29, 2020.

(26) Previously filed as an exhibit to the Registrant’s Post-Effective Amendment to the Registration Statement on Form N-1A (File No. 811-23220) for Fiera Capital International Equity Fund, filed on July 29, 2020.

(27) Previously filed as an exhibit to the Registrant’s Post-Effective Amendment to the Registration Statement on Form N-1A (File No. 811-23220) for Fiera Capital U.S. Equity Long-Term Quality Fund, filed on July 29, 2020.

(28) Previously filed as an exhibit to the Registrant’s Post-Effective Amendment to the Registration Statement on Form N-1A (File No. 811-23220) for Fiera Capital Small/Mid-Cap Growth Fund, filed on July 29, 2021.

(29) Previously filed as an exhibit to the Registrant’s Post-Effective Amendment to the Registration Statement on Form N-1A (File No. 811-23220) for Fiera Capital Global Equity Fund, filed on July 29, 2021.

(30) Previously filed as an exhibit to the Registrant’s Post-Effective Amendment to the Registration Statement on Form N-1A (File No. 811-23220) for Fiera Capital International Equity Fund, filed on July 29, 2021.

(31) Previously filed as an exhibit to the Registrant’s Post-Effective Amendment to the Registration Statement on Form N-1A (File No. 811-23220) for Fiera Capital U.S. Equity Long-Term Quality Fund, filed on July 29, 2021.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York on the 29th day of July, 2022.

Fiera Capital Series Trust

By:	/s/ Michael Quigley
Michael Quigley
Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Michael Quigley	Principal Executive Officer	July 29, 2022
Michael Quigley

/s/ Nadeem Siddiqui	Principal Financial Officer	July 29, 2022
Nadeem Siddiqui

/s/ Gerald Hellerman	Trustee	July 29, 2022
Gerald Hellerman

/s/ Corey Dillon	Trustee	July 29, 2022
Corey Dillon

/s/ Kevin Mirabile	Trustee	July 29, 2022
Kevin Mirabile

INDEX TO EXHIBITS

28(h)(25)	Expense Limitation Agreement
28(j)(1)	Consent of Independent Registered Public Accounting Firm